       As filed with the Securities and Exchange Commission on February 27, 1996
                                               1933 Act Registration No. 2-76909
                                              1940 Act Registration No. 811-3443


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
        Pre-Effective Amendment No.  ______
        Post-Effective Amendment No.  19                                       X


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
        Amendment No.  20                                                      X


                        (Check appropriate box or boxes)

                             AIM SUMMIT FUND, INC.
                     (formerly Summit Investors Fund, Inc.)
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 1919, Houston, Texas 77046
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code  (713) 626-1919

                                Charles T. Bauer
                         11 Greenway Plaza, Suite 1919
                             Houston, Texas  77046
                    (Name and Address of Agent for Service)

                                    Copy to:

       Stephen I. Winer, Esquire                 Martha J. Hays, Esquire
          A I M Advisors, Inc.              Ballard Spahr Andrews & Ingersoll
     11 Greenway Plaza, Suite 1919            1735 Market Street, 51st Floor
       Houston, Texas  77046-1173         Philadelphia, Pennsylvania  19103-7599


         Approximate Date of Proposed Public Offering:   March 1, 1996


It is proposed that this filing will become effective:


       -----   immediately upon filing pursuant to paragraph (b)

         X     on March 1, 1996 pursuant to paragraph (b)
       -----

       -----   60 days after filing pursuant to paragraph (a)(1)

       -----   on (date) pursuant to paragraph(a)(1)

       -----   75 days after filing pursuant to paragraph (a)(2)

       -----   on (date) pursuant to paragraph (a)(2) of rule 485.


                           (Continued on Next Page)

If appropriate, check the following box:

        ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant continues its election to register an indefinite number of shares of Common Stock under Rule 24f-2 under the Investment Company Act of 1940 and accordingly filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1995 on or about December 22, 1995.

                             AIM SUMMIT FUND, INC.
                        FORM N-1A CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)



N-1A ITEM NUMBER                                                                                      PROSPECTUS LOCATION
----------------                                                                                      -------------------
PART A
       Item 1.   Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
       Item 2.   Synopsis . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Summary; Table of Fees and Expenses
       Item 3.   Condensed Financial Information  . . . . . . . . . . . . . . . . . . . . . . . . .  Financial Highlights
       Item 4.   General Description of . . . . . . . . . . . . . . . . . . . . . . . . . Cover Page; Summary; Investment
                    Registrant                                                           Program; Management of the Fund;
                                                                                                      General Information
       Item 5.   Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Management of the Fund
       Item 5a.  Management's Discussion of Fund Performance. . . . . . . . . . . . . . . .  .(included in Annual Report)
       Item 6.   Capital Stock and Other  . . . . . . . . . . . . . . . . . . . . . . . Summary; Dividends, Distributions
                    Securities                                                       and Tax Matters; General Information
       Item 7.   Purchase of Securities . . . . . . . . . . . . . . . . . . . . . . . .  Sales of Shares; Determining Net
                    Being Offered                                                                             Asset Value
       Item 8.   Redemption or Repurchase . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Redemption of Shares
       Item 9.   Pending Legal Proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable

N-1A ITEM NUMBER                                                                                             SAI LOCATION
----------------                                                                                             ------------

PART B
       Item 10.  Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Cover Page
       Item 11.  Table of Contents  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Table of Contents
       Item 12.  General Information and History  . . . . . . . . . . . . . . . . . . . Introduction; General Information
                                                                                                           About the Fund
       Item 13.  Investment Objectives and Policies . . . . . . . . . . . . . . . . . Investment Program and Restrictions
       Item 14.  Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . General Information
                                                                                                           About the Fund
       Item 15.  Control Persons and Principal  . . . . . . . . . . . . . . . . . . . . . . . . . . . General Information
                    Holders of Securities                                                                  About the Fund
       Item 16.  Investment Advisory and Other Services . . . . . . . . . . . . . . . . . . . . .  Management of the Fund
       Item 17.  Brokerage Allocation and Other Practices. . . . . . . . . . . . . . . . . . . .   Investment Program and
                                                                                                       Other Restrictions
       Item 18.  Capital Stock and Other Securities . . . . . . . . . . . . . . . . . . . . . . . . . General Information
                                                                                                           About the Fund
       Item 19.  Purchase, Redemption and . . . . . . . . . . . . . . . . . . . . . . . . .  Share Purchases, Redemptions
                    Pricing of Securities Being Offered                                                   and Repurchases
       Item 20.  Tax Status . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Tax and Dividend Information
       Item 21.  Underwriters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Share Purchases, Redemptions
                                                                                                          and Repurchases
       Item 22.  Calculations of Performance Data . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Not Applicable
       Item 23.  Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Financial Statements

PART C

       Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                                                      PROSPECTUS

                                                                   MARCH 1, 1996



                             AIM SUMMIT FUND, INC.

                               11 GREENWAY PLAZA
                                   SUITE 1919
                           HOUSTON, TEXAS 77046-1173
                                 (800) 995-4246

     AIM Summit Fund, Inc. (the "Fund") is a diversified, open-end investment company whose objective is capital growth. Although the Fund may purchase income-producing securities, income will generally not be a consideration in the selection of securities for the Fund's portfolio.

     Shares of the Fund are offered to and may be purchased by the general public only through Summit Investors Plans, a unit investment trust. Details of Summit Investors Plans, including the creation and sales charges and the custodian charges applicable to Summit Investors Plans, may be found in the Summit Investors Plans Prospectus which, along with this Prospectus of the Fund, should be read and retained by the investor for future reference.

                            ------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
        THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
             PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                              CRIMINAL OFFENSE.

                            ------------------------


     THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT INVESTORS SHOULD KNOW ABOUT THE FUND PRIOR TO INVESTING AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 1996 HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS HEREBY INCORPORATED BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING A I M DISTRIBUTORS, INC. AT (800) 995-4246.

                            ------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                       PAGE                                              PAGE
                                       ----                                              ----
Summary............................... A-2        Determining Net Asset Value........... A-10
Table of Fees and Expenses............ A-3        Sales of Shares....................... A-11
Financial Highlights.................. A-4        Redemption of Shares.................. A-11
Investment Program.................... A-5        Open Account.......................... A-12
Dividends, Distributions and Tax                  Management of the Fund................ A-13
  Matters............................. A-9        General Information................... A-16



     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK and AIM Institutional Funds are registered service marks of A I M Management Group Inc.

                                    SUMMARY

INVESTMENT OBJECTIVE

     AIM Summit Fund, Inc. (the "Fund") is a diversified, open-end investment company whose objective is capital growth. Although the Fund may purchase income-producing securities, income will generally not be a consideration in the selection of securities for the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective. See "Investment Program."

SALES OF SHARES

     The principal underwriter of the Fund's shares is A I M Distributors, Inc. Shares of the Fund's common stock offered by this Prospectus are available to the general public only by means of an investment in Summit Investors Plans. Investors should consult the Summit Investors Plans Prospectus for information regarding minimum initial and subsequent investments and creation and sales charges applicable to Summit Investors Plans. See "Sales of Shares."

REDEMPTION OF SHARES

     Planholders of Summit Investors Plans should consult the Summit Investors Plans Prospectus for information concerning the redemption or repurchase of Fund shares held in Plans. Investors who hold shares of the Fund directly may at any time redeem all or a portion of their shares at net asset value without charge. See "Redemption of Shares."

DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income and distributions from net capital gains are paid annually. Dividends and distributions will be automatically reinvested at net asset value without charge unless the shareholder has elected to receive such payments in cash. See "Dividends, Distributions and Tax Matters."

MANAGEMENT OF THE FUND


     A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046, acts as investment advisor to the Fund and in such capacity supervises all aspects of management of the Fund, including the provision for the Fund of a continuous investment program. AIM is primarily engaged in the business of acting as investment advisor or manager to investment companies. AIM has entered into a sub-advisory agreement with NationsBank of Texas, N.A. ("NationsBank Texas") which furnishes AIM with investment research and advisory services concerning a portion of the Fund's investment program. It is anticipated that on or about March 15, 1996, NationsBank Texas will be replaced by TradeStreet Investment Associates, Inc. ("TradeStreet"). TradeStreet is a new subsidiary of NationsBank, N.A. and a registered investment advisor. TradeStreet will receive the same sub-advisory fees currently payable to, and will perform the same services as, NationsBank Texas. See "Management of the Fund."


SPECIAL CONSIDERATIONS

     Shares of the Fund are available to the general public only through investment in a Summit Investors Plan which calls for fixed monthly investments. Investments in a continuous investment plan may involve special risks not usually associated with an investment in other investment companies. As securities are subject to market fluctuations, an investor who liquidates his investment when the market value of his accumulated shares is less than his cost, including creation and sales charges, will incur a loss. Investments in a continuous investment plan do not eliminate this risk. The Fund is designed for investors who are seeking the accumulation of capital through systematic investments over a period of 15 or more years. The net proceeds of systematic investments will be received and invested, and additional Fund shares will be issued, during periods of varying economic and market conditions. The investment objective and policies of the Fund may not be appropriate for an investor who may have to liquidate his investment after a relatively short period of time. Investors should therefore consider their financial ability to continue regular monthly investments in a Plan. See the Summit Investors Plans Prospectus for further information.

                           TABLE OF FEES AND EXPENSES


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets):
  Management Fees....................................................................  .65%
  Other Expenses.....................................................................  .06%
  Total Fund Operating Expenses......................................................  .71%


EXAMPLE:


                                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                         ------     -------     -------     --------
An investor in the Fund would pay the following
expenses on a $1,000 investment, assuming (1) a
5% annual return and (2) redemption at the end of each
time period:                                              $7         $23         $40         $88


     The purpose of the foregoing Table of Fees and Expenses is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. (For a more complete description of the various costs and expenses, see "Management of the Fund," below.) The information in the foregoing Table of Fees and Expenses should be read in conjunction with the information appearing elsewhere in the prospectus of Summit Investors Plans, particularly with respect to the Creation and Sales Charges imposed in connection with the purchase of Summit Investors Plans. These and other charges relating to the purchase of Summit Investors Plans are in addition to the expenses shown in the foregoing Table of Fees and Expenses. (See "Allocation of Investments and Deductions," "Rights and Privileges of Planholders" and "Custodian and Sponsor Charges" sections of the attached Summit Investors Plans prospectus immediately preceding the Fund prospectus.)


     THE EXAMPLE SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                            ------------------------

                              FINANCIAL HIGHLIGHTS


Shown below are the condensed financial highlights for a share of the Fund outstanding during each of the years in the two-year period ended October 31, 1995, the ten months ended October 31, 1993 and each of the years in the seven-year period ended December 31, 1992. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report is contained in the Fund's Statement of Additional Information which is available upon request and without charge from A I M Distributors, Inc.


                                       OCTOBER 31,                                           DECEMBER 31,
                         ----------------------------------------    --------------------------------------------------------------
                            1995            1994          1993         1992         1991         1990         1989         1988(a)
                         -----------      ---------     ---------    ---------    ---------    ---------    ---------    ----------
Net asset value,
 beginning of period     $      9.78      $   10.46     $    9.64    $   10.09    $    7.56    $    7.79    $    6.57    $    5.70
-----------------------  ------------     ----------    ----------   ----------   ----------   ----------   ----------   ----------
Income from investment
 operations:
 Net investment income          0.04           0.10          0.09         0.11         0.14         0.15         0.16         0.16
-----------------------  ------------     ----------    ----------   ----------   ----------   ----------   ----------   ----------
 Net gains (losses) on
   securities (both
   realized and
   unrealized)                  2.81          (0.04)         0.73         0.35         3.16        (0.08)        1.86         0.84
-----------------------  ------------     ----------    ----------   ----------   ----------   ----------   ----------   ----------
     Total from
       investment
       operations               2.85           0.06          0.82         0.46         3.30         0.07         2.02         1.00
-----------------------  ------------     ----------    ----------   ----------   ----------   ----------   ----------   ----------
Less distributions:
 Dividends from net
   investment income           (0.10)         (0.10)           --        (0.11)       (0.13)       (0.16)       (0.16)       (0.13)
-----------------------  ------------     ----------    ----------   ----------   ----------   ----------   ----------   ----------
 Distributions from
   capital gains               (0.39)         (0.64)           --        (0.80)       (0.64)       (0.14)       (0.64)          --
-----------------------  ------------     ----------    ----------   ----------   ----------   ----------   ----------   ----------
     Total distributions       (0.49)         (0.74)           --        (0.91)       (0.77)       (0.30)       (0.80)       (0.13)
-----------------------  ------------     ----------    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of
 period                  $     12.14      $    9.78     $   10.46    $    9.64    $   10.09    $    7.56    $    7.79    $    6.57
=======================  ============     ==========    ==========   ==========   ==========   ==========   ==========   ==========
Total return(b)                31.03%          0.61%         8.51%        4.50%       43.64%        0.93%       30.92%       17.65%
=======================  ============     ==========    ==========   ==========   ==========   ==========   ==========   ==========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $  1,050,011     $  765,073    $  705,580   $  604,329   $  517,835   $  316,043   $  262,655   $  164,996
=======================  ============     ==========    ==========   ==========   ==========   ==========   ==========   ==========
Ratio of expenses to
 average net assets             0.71%(c)       0.72%         0.79%(d)     0.76%        0.75%        0.80%        0.82%        1.04%
=======================  ============     ==========    ==========   ==========   ==========   ==========   ==========   ==========
Ratio of net investment
 income to average net
 assets                         0.33%(c)       1.04%         1.13%(d)     1.09%        1.48%        2.02%        2.14%        2.57%
=======================  ============     ==========    ==========   ==========   ==========   ==========   ==========   ==========
Portfolio turnover rate       126.00%        121.69%       115.76%       97.41%      109.04%      142.60%       97.26%      114.94%
=======================  ============     ==========    ==========   ==========   ==========   ==========   ==========   ==========


                            1987         1986
                          ---------    --------
Net asset value,
 beginning of period      $    6.68    $   6.49
-----------------------   ----------   ---------
Income from investment
 operations:
 Net investment income         0.09        0.08
-----------------------   ----------   ---------
 Net gains (losses) on
   securities (both
   realized and
   unrealized)                (0.40)       0.82
-----------------------   ----------   ---------
     Total from
       investment
       operations             (0.31)       0.90
-----------------------   ----------   ---------
Less distributions:
 Dividends from net
   investment income          (0.10)      (0.05)
-----------------------   ----------   ---------
 Distributions from
   capital gains              (0.57)      (0.66)
-----------------------   ----------   ---------
     Total distributions      (0.67)      (0.71)
-----------------------   ----------   ---------
Net asset value, end of
 period                   $    5.70    $   6.68
=======================   ==========   =========
Total return(b)               (4.66)%     14.05%
=======================   ==========   =========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $  101,541   $  72,458
=======================   ==========   =========
Ratio of expenses to
 average net assets            0.98%       1.16%
=======================   ==========   =========
Ratio of net investment
 income to average net
 assets                        1.06%       1.15%
=======================   ==========   =========
Portfolio turnover rate       81.99%     118.23%
=======================   ==========   =========


(a) The Fund changed investment advisers on October 5, 1988.

(b) For periods less than one year, total return is not annualized.


(c) Ratios are based on average net assets of $881,067,069.


(d) Annualized.

                               INVESTMENT PROGRAM

INVESTMENT OBJECTIVE

     The investment objective of the Fund is capital growth. Although the Fund may purchase income-producing securities, income will generally not be a consideration in the selection of securities for the Fund's portfolio. There can be no assurance that the Fund will achieve its investment objective.

     The Fund will invest primarily in three types of securities:

          1. Core Stocks -- These are securities issued by companies which have established a long-term record of earnings growth and which are believed by AIM, as the Fund's advisor, to be capable of sustaining such growth in the future. Generally (but not always) the common stocks of these companies will be listed on a national securities exchange.

          2. Emerging Growth Stocks -- These securities are issued by smaller growth-oriented companies. The securities of a number of such companies are traded only in the over-the-counter market. Such securities may not have widespread interest among institutional investors. Accordingly, such securities may present increased opportunity for gain if significant institutional investor interest subsequently develops, but may also involve additional risk of loss in the event of adverse developments because of the limited market for such securities. The business prospects and earnings of emerging growth companies may be subject to more rapid or unanticipated changes than in the case of larger, better established concerns.

          3. Value-Oriented Stocks -- These are stocks which are believed to be currently undervalued relative to other available investments. Since this belief may be based upon projections made by the Fund's advisor or sub-advisor of earnings, dividends or price-earnings ratios (which projections may differ significantly from similar projections made by other investors), the Fund's ability to realize capital appreciation on value-oriented stocks may be more dependent upon the advisor's and sub-advisor's capabilities than is the case with other types of securities in which the Fund may invest.

     It is anticipated that approximately 50% of the Fund's investments will be in core stocks while the remaining 50% will be in emerging growth and value-oriented stocks. However, these percentages may be changed by AIM from time to time in response to current market conditions. The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate to the advisor in light of the monetary, economic and stock market conditions prevailing at any given time.

     Although the investment emphasis of the Fund is on common stocks, the Fund may also invest in other securities believed by AIM to have capital appreciation potential, including but not limited to, preferred stocks, bonds, debentures, notes and other debt securities, and warrants and rights to acquire securities. Consistent with the Fund's objective of capital growth, the Fund's assets will tend to be fully invested in the securities listed above. However, pending investment of the proceeds from the sale of the Fund's shares, or if market conditions are believed to warrant a more conservative or defensive investment strategy, the Fund's assets may be invested without limit in money market instruments chosen by AIM or retained in cash. Such money market instruments will consist of obligations of, or guaranteed by, the United States Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million; and commercial paper rated in the highest category by a nationally recognized statistical rating organization.

     The Fund may make short sales or maintain a short position in securities if at all times when such a short position is open the Fund owns at least an equal amount of such securities or securities convertible into or exchangeable for at least an equal amount of such securities.

     The receipt by the Fund of new money primarily through the medium of continuing investments under systematic investment plans may tend to produce a more even rate of influx than is the case with other funds. This may furnish a base for a gradual and planned accumulation of positions in individual portfolio securities when such a program is deemed to be appropriate. One example of how this concept could be employed is through a program of "dollar-cost averaging" in the purchase of securities for the Fund. "Dollar-cost averaging" involves the purchase of a fixed dollar amount of stock of a company at regular intervals. The number of shares of stock obtained upon each purchase will therefore vary with the price of the stock, with more shares being obtained as the price of the stock declines and fewer shares being obtained as the price of the stock increases. Such a program could be hampered by increased redemptions of the Fund's shares which would reduce amounts available for investment by the Fund.

     CERTAIN INVESTMENT STRATEGIES AND POLICIES

     LENDING OF FUND SECURITIES. The Fund may also lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Fund. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. The Fund's Board of Directors is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A restricted securities on behalf of the Fund and monitoring AIM's implementation of the guidelines and procedures. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


     INVESTMENTS IN FOREIGN SECURITIES. The Fund may invest up to 20% of its total assets in foreign securities. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which, with their predecessors, have been in continuous operation for three years or more and which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Fund may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable. The Fund may also purchase securities of foreign issuers which are in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. ADRs, EDRs, and other securities representing underlying securities of foreign issuers are included in the percentage limitations applicable to the Fund's investments in foreign securities. To the extent it invests in securities denominated in foreign currencies, the Fund bears the risks of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors Regarding Foreign Securities" below.

     RISK FACTORS REGARDING FOREIGN SECURITIES. Investments by the Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies including Eurodollar, Yankee dollar and other foreign obligations, may entail some or all of the risks set forth below. Investments by the Fund in ADRs and EDRs may entail certain political and economic risks and regulatory risks described below.

     Currency Risk. The value of the Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

     Political and Economic Risk. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different economic and political forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

     Regulatory Risk. Foreign companies are not registered with the United States Securities and Exchange Commission (the "SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

     Market Risk. The securities markets in many of the countries in which the Fund may invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

     STOCK INDEX FUTURES CONTRACTS AND RELATED CALL OPTIONS. The Fund may purchase and sell stock index futures contracts as a hedge against changes in market conditions. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. The Fund will only enter into domestic stock index futures. The Fund will only enter into stock index futures contracts or write call options thereon as a hedge against changes resulting from market conditions in the values of the portfolio securities held or which the Fund intends to purchase. Generally, the Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate the Fund's position in the futures contract. The Fund may also write call options with respect to such futures contracts. As the writer of a call option on a futures contract, the Fund would be required to assume a short position in a futures contract at a specified exercise price if the option is exercised during the option period. If the option is exercised on the last trading date prior to the expiration date of the option, the settlement of the option will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the underlying futures contract on the expiration date. See the Statement of Additional Information for a description of the Fund's investments in futures contracts including certain related risks. The Fund may purchase or sell futures contracts if, immediately thereafter, the sum of the amount of margin deposits and premiums on open positions with respect to futures contracts and related call options would not exceed 5% of the market value of the Fund's total assets.

PORTFOLIO TURNOVER


     Consistent with its objective of capital growth, the Fund does not intend to engage in substantial short-term trading. However, the Fund reserves the right to dispose of any security without regard to the period of time it has been held and to take short-term or long-term profits when such action is consistent with its investment program. The Fund's historical portfolio turnover rates are included in the Financial Highlights table on page A-4. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. The Fund's turnover may vary greatly from year to year and may exceed 100% during years when the Fund has taken a significant defensive position or otherwise makes changes in the investment strategies which it pursues consistent with its overall investment objective. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase.

INVESTMENT RESTRICTIONS

     The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize (but cannot eliminate) certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Fund's assets which may be invested in any specific industry or issuer. The most significant of these restrictions provide that the Fund will not purchase a security if as a result of such purchase:

          (1) More than 25% of the value of the Fund's total assets would be invested in the securities of issuers primarily engaged in the same industry, except that this restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities;

          (2) More than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer, except that this restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or repurchase agreements pertaining to such securities; or

          (3) The Fund would own more than 10% of the outstanding voting securities of any issuer or more than 10% of any class of securities of an issuer, with the debt and preferred stock of an issuer each considered to be a separate single class for this purpose.

     The foregoing percentage limitations will be calculated by giving effect to such purchase and will be based upon values at the time of purchase. The Fund may retain any security purchased by it notwithstanding changes in the value of its assets occurring subsequent to the time of any such purchase.

     The Fund's investment objective as described under "Investment Objective," the policy relating to lending of securities as described under "Certain Investment Strategies and Policies -- Lending of Fund Securities," and the foregoing investment restrictions are matters of fundamental policy which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in "General Information -- Organization and Description of Common Stock."

     Information concerning other investment restrictions and policies of the Fund is contained in the Statement of Additional Information.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

     It is the present policy of the Fund to declare and pay annually net investment income dividends and capital gains distributions. It is the Fund's intention to distribute substantially all of its net investment income and capital gains by the end of the calendar year. In determining the amount of capital gains, if any, available for distribution, net capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested at the net asset value determined on the record date in full and fractional shares of the Fund unless the shareholder has elected prior to the record date, by written notice to Boston Financial Data Services, Inc. ("BFDS"), P.O. Box 8300, Boston, Massachusetts 02266-8300, Attention: AIM Summit Fund, Inc., to receive all such payments in cash. Such reinvestments will not be subject to sales charges and shares so purchased will be automatically credited to the account of the shareholder.

     Changes in the form of dividend and distribution payments may be made by the shareholder at any time and will be effective as to any subsequent payment if such notice is received by BFDS prior to the applicable record date. Any dividend and distribution election will remain in effect until BFDS receives a revised written election by the shareholder.

     The Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Because the Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders, it is not expected that the Fund will be required to pay any federal income tax. The Fund intends to meet the distribution requirements of the Code to avoid the imposition of a 4% excise tax. However, shareholders normally are subject to federal income taxes and any applicable state and local income taxes, on the dividends and distributions from the Fund, whether received in cash or reinvested in shares of the Fund. Shareholders are notified annually of the federal income tax status of dividends and capital gains distributions. To avoid being subject to a 31% federal backup withholding on dividends, distributions and redemption payments a shareholder must furnish the Fund with his taxpayer identification number and certify under penalties of perjury that the number provided is correct and that he is not subject to backup withholding for any reason.

     Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes, as discussed herein.

     Distributions may be subject to state and local taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Additional information about taxes is set forth in the Statement of Additional Information.

                          DETERMINING NET ASSET VALUE


     The net asset value of a Fund share is determined as of the close of trading of the New York Stock Exchange (4:00 p.m. Eastern Time) on each business day of the Fund (defined as any day on which the New York Stock Exchange is open for business). Net asset value is determined by dividing the value of the Fund's assets, less all of its liabilities, by the number of shares outstanding. In the event the New York Stock Exchange (the "NYSE") closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles. Portfolio securities are valued using market values, if available. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the NYSE are generally used. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value. Additional information concerning the valuation of the Fund's shares is contained in the Statement of Additional Information.

                                SALES OF SHARES


     The Fund has entered into a Distribution Agreement (the "Distribution Agreement") with A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly-owned subsidiary of AIM, which in turn is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), under which the Fund will issue shares at net asset value to State Street Bank and Trust Company, as custodian for Summit Investors Plans ("State Street Bank" or the "Custodian"). The address of AIM Distributors is P.O. Box 4264, Houston, Texas 77210-4264. AIM Distributors acts as sponsor and principal underwriter of Summit Investors Plans. The terms of offering of Summit Investors Plans are contained in the Prospectus of Summit Investors Plans. AIM Distributors does not receive any fee from the Fund pursuant to the Distribution Agreement. Certain directors and officers of the Fund are affiliated with AIM Distributors and AIM Management. More information concerning the directors and officers of the Fund and their affiliation may be found in the Statement of Additional Information.



     THE FUND WILL NOT OFFER ITS SHARES TO THE GENERAL PUBLIC EXCEPT THROUGH SUMMIT INVESTORS PLANS. However, the following persons may purchase shares of the Fund directly through AIM Distributors at net asset value: (a) any current or retired officer, trustee, director, or employee, or any member of the immediate family (spouse, minor children, parents and parents of spouse) of any such person, of AIM Management or its affiliates, or of any investment company managed or advised by AIM; or (b) any employee benefit plan established for employees of AIM Management or its affiliates. The Fund reserves the right to reject any purchase order.


                              REDEMPTION OF SHARES

     THE FOLLOWING DISCUSSION RELATES ONLY TO THOSE INVESTORS WHO HOLD SHARES OF THE FUND DIRECTLY. PLANHOLDERS SHOULD CONSULT THEIR SUMMIT INVESTORS PLANS PROSPECTUS FOR THE REQUIREMENTS FOR REDEMPTION OF FUND SHARES HELD IN A SUMMIT INVESTORS PLAN.

     A shareholder may redeem his shares of the Fund at any time without charge. Upon receipt by BFDS of a proper request, the Fund will redeem shares in cash at the next determined net asset value. All redemption requests must be in writing and directed to BFDS, P.O. Box 8300, Boston, Massachusetts 02266-8300,
Attention: AIM Summit Fund, Inc. Any written request sent to the Fund will be forwarded to BFDS and the effective date of the redemption request will be when the request is received by AIM Distributors or BFDS.

     Requests for redemption must include the following: (a) signatures of each registered owner exactly as the shares are registered; (b) the account number and number of shares to be redeemed; (c) stock certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of State Street Bank; (d) signature guarantees, as described below; and
(e) any additional documents required for redemption by corporations, partnerships, trusts or other fiduciaries.

     To assure proper redemption, and to protect the shareholder, the Fund, AIM Distributors and the Custodian, the Fund requires that the signature of each registered shareholder be guaranteed. Acceptable guarantors are banks, broker-dealers, savings and loan associations, credit unions, national securities exchanges and any other "eligible guarantor institution" as defined in rules adopted by the SEC. A notary public is not an acceptable guarantor. The signature guarantee(s) must appear either: (a) on the written request for redemption, which must clearly identify the exact name(s) in which the account is registered, the account number and the number of shares or the dollar amount to be redeemed; (b) on a stock power, which may be obtained from AIM Distributors, State Street Bank or from most banks and stockbrokers; or (c) on all share certificates tendered for redemption, in which case the signature guarantee(s) must also appear on the written request or a stock power if shares held by State Street Bank are also being redeemed. It is the present policy of the Fund not to require signature guarantees for redemption requests of under $50,000 unless the proceeds are to be paid to a person other than the record owner or are to be sent to an address other than the one of record. Upon notice to the shareholders, this policy may be changed. Currently, in addition to these requirements, if a Planholder has invested in the Fund to establish an IRA, he should include the following information along with his written request for either partial or full liquidation of Fund shares: (a) a statement as to whether or not he has attained age 59-1/2; (b) a statement as to whether or not he is legally disabled; (c) a statement as to whether or not he elects to have federal income tax withheld from the proceeds of his redemption, and (d) his Social Security number along with the following statement: "I certify under penalties of perjury that the Social Security number provided is correct and that I am not subject to backup withholding either because I am exempt from backup withholding, I have not been notified by the Internal Revenue Service that I am subject to backup withholding, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding." If the Planholder has been notified by the Internal Revenue Service that he is currently subject to backup withholding, then the preceding statement should be modified accordingly. Even if he elects not to have federal income tax withheld, he is liable for federal income tax on the taxable portion of his redemption proceeds. He may also be subject to tax penalties under the estimated tax payment rules if his payments of estimated tax and withholding, if any, are not adequate.

     Upon receipt of a proper request for redemption, payment is made as soon as practicable, but in any event within seven days after presentation of all required redemption documents in good order.

                                  OPEN ACCOUNT

     THE FOLLOWING DISCUSSION OF AN OPEN ACCOUNT IS APPLICABLE ONLY TO THOSE SHAREHOLDERS WHO HOLD SHARES OF THE FUND DIRECTLY.

     The Fund maintains an open account for each shareholder, under which additional Fund shares acquired through reinvestment of dividends and capital gains distributions are held by State Street Bank for the shareholder's account unless the shareholder elects to receive stock certificates or to obtain dividends and distributions in cash. Stock certificates (in full shares only) are issued without charge (but only on written request) and may be redeposited at any time. It is anticipated that as a matter of convenience most shareholders will not request certificates. A shareholder receives a statement from BFDS after each acquisition or redemption of Fund shares, and after each dividend or capital gains distribution.

                             MANAGEMENT OF THE FUND
THE BOARD OF DIRECTORS

     The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with the Fund's advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's officers and to AIM, subject always to the investment objective and policies of the Fund and to the general supervision of the Fund's Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information.

THE INVESTMENT ADVISOR


     A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046, serves as the Fund's investment advisor pursuant to an Investment Advisory Agreement, dated October 18, 1993 (the "Advisory Agreement"). AIM, organized in 1976, together with its affiliates, manages or advises 37 investment company portfolios (including the Fund). AIM is a wholly-owned subsidiary of AIM Management. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are set forth in detail in the Statement of Additional Information. As of February 1, 1996, the total assets of such investment company portfolios advised or managed by AIM and its affiliates were approximately $47 billion.


     Pursuant to the terms of the Advisory Agreement, AIM supervises all aspects of the Fund's operations, including the investment and reinvestment of the cash, securities or other properties comprising the Fund, subject at all times to the policies and control of the Fund's Board of Directors. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM may delegate to a sub-advisor certain of its duties; however, AIM must supervise the performance of any such sub-advisor. AIM has entered into a sub-advisory agreement with NationsBank of Texas, N.A. ("NationsBank Texas"), as described below. AIM maintains a trading desk and selects the core stocks which generally comprise approximately 50% of the Fund's portfolio and the emerging growth stocks which generally comprise 25% of the Fund's portfolio. The remainder of the Fund's portfolio is invested in value-oriented stocks selected by the sub-advisor.

     The portion of the Fund's portfolio invested in core stocks and in emerging growth and value oriented stocks is determined by AIM.

     The Advisory Agreement also provides that, upon the request of the Fund's Board of Directors, AIM may perform or arrange for the performance of certain accounting, shareholder servicing and other administrative services not required to be performed by AIM under the Advisory Agreement. For such services, pursuant to an administrative service agreement with the Fund, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be agreed upon between AIM and the Fund's Board of Directors, upon a finding by the Board of Directors that the provision of such services is in the best interests of the Fund and its shareholders. The Board of Directors has made such a finding and, accordingly, has entered into an Administrative Services Agreement dated October 18, 1993 with AIM (the "Administrative Services Agreement"). Under the Administrative Services Agreement, AIM is currently reimbursed for the services of a principal financial officer and his staff, who maintain the financial accounts and books and records of the Fund, including the calculation of the daily net asset value of the Fund, and prepare tax returns and financial statements for the Fund and is also reimbursed for any expenses related to providing such services, as well as the services of staff responding to various shareholder inquiries.

     AIM may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Fund but will retain its ability to be reimbursed prior to the end of the fiscal year. Fee waivers or reductions and waivers of expense reimbursements, other than those set forth in the Advisory Agreement, may be rescinded at any time without notice to investors.


     For the fiscal year ended October 31, 1995, AIM received fees from the Fund that amounted to 0.65% of the Fund's average daily net assets. For the fiscal year ended October 31, 1995, NationsBank Texas received fees from AIM that amounted to 0.23% of the Fund's average daily net assets for sub-advisory services. For the fiscal year ended October 31, 1995, the Fund paid 0.007% of its average daily net assets to AIM for reimbursement for administrative services.


THE SUB-ADVISOR


     NationsBank of Texas, N.A. ("NationsBank Texas"), 901 Main Street, Dallas, Texas 75202, serves as the Fund's sub-advisor pursuant to a Sub-Advisory Agreement dated October 18, 1993 (the "Sub-Advisory Agreement"). NationsBank Corp., a bank holding company headquartered in Charlotte, North Carolina, indirectly holds 100% of the voting stock of NationsBank Texas. It is anticipated that on or about March 15, 1996, NationsBank Texas will be replaced by Trade Street Investment Associates, Inc. ("TradeStreet"). TradeStreet is a new subsidiary of NationsBank, N.A. and a registered investment advisor. TradeStreet will receive the same sub-advisory fees currently payable to, and will perform the same services as, NationsBank Texas.


     Pursuant to the terms of the Sub-Advisory Agreement, AIM has appointed NationsBank Texas to provide certain investment advisory services including economic, statistical and financial research and securities analysis to the Fund, subject to overall supervision by AIM and the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, AIM will determine the core stocks and the emerging growth stocks to be purchased or sold by the Fund, while NationsBank Texas, under AIM's supervision, will determine the value-oriented stocks to be purchased or sold by the Fund. It is anticipated that approximately, 25% of the Fund's portfolio will be invested in value-oriented stocks, although that percentage may change from time to time as deemed advisable by AIM based upon current market conditions.


     For the fiscal year ended October 31, 1995, the expenses of the Fund borne by the Fund, including the fees paid under the Advisory Agreement, amounted to 0.71% of the Fund's average daily net assets. The advisory fee rate paid by the Fund is higher than that paid by some other investment companies. However, many of those investment companies are a different size or have different objectives than the Fund. The effective rate of fees and expenses paid by the Fund at its current size is lower than that for many other funds with similar investment objectives.

PORTFOLIO MANAGERS


     AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Fund. AIM's investment staff consists of 85 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team primarily responsible for the day-to-day management of the Fund are David P. Barnard, Robert M. Kippes and Jonathan C. Schoolar. Messrs. Barnard, Kippes and Schoolar have had responsibility for the Fund since March 1, 1995. Jeffrey C. Moser is Senior Vice President of NationsBank Texas, the Fund's sub-advisor, Senior Product Manager with TradeStreet, and has been responsible for the Fund since 1995.



     David P. Barnard is Vice President of A I M Capital Management, Inc. ("AIM Capital") a wholly-owned subsidiary of AIM. Mr. Barnard has been associated with AIM and/or its affiliates since 1982 and has 22 years experience as an investment professional.



     Mr. Kippes is Vice President of AIM Capital. Mr. Kippes has been associated with AIM and/or its affiliates since 1989 and has seven years experience as an investment professional.



     Mr. Schoolar is Senior Vice President and Director of AIM Capital and is Vice President of AIM and the Fund. Mr. Schoolar has been associated with AIM and/or its affiliates since 1986 and has 13 years experience as an investment professional.



     Mr. Moser has been associated with NationsBank Texas since 1990 and has nine years experience as an investment professional.


PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Fund's Board of Directors, AIM is responsible for the selection of broker/dealers to effect transactions for the Fund and for the negotiation of brokerage commission rates with such broker/dealers. AIM's primary consideration in effecting a security transaction will be execution at the most favorable price. When selecting a broker/dealer to execute each particular transaction, AIM will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker/dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker/dealer to the investment performance of the Fund on a continuing basis. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions as such, but which include compensation in the form of mark up or mark down. In certain instances, the Fund makes purchases of underwritten issues at prices which include underwriting fees.

     Broker/dealers selected by AIM may furnish AIM, or any sub-advisor to AIM with statistical, research and other information or services which are deemed by them to be beneficial to the Fund's investment program. Certain research services furnished by broker/dealers may be useful to AIM or any sub-advisor with clients other than the Fund. AIM may cause the Fund to pay a higher price for securities or higher commissions in recognition of research services furnished by broker/dealers. AIM may also consider sales of shares of the Fund and of the other open-end investment companies managed or advised by AIM as a factor in the selection of broker/dealers to execute portfolio transactions for the Fund, subject to the requirements of best price and execution.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF COMMON STOCK

     The Fund is an open-end, diversified management investment company organized as a corporation under the laws of the State of Maryland on February 17, 1982, and has an authorized capital of 1,000,000,000 shares of common stock, par value $.01 per share. The shares of common stock of the Fund have equal rights with respect to voting, dividends, distributions, redemption and liquidation. Fractional shares have the same rights as full shares to the extent of their proportionate interest. Shareholders of the Fund do not have cumulative voting rights. There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, are fully paid and non-assessable.

     Shares are redeemable at the net asset value thereof at the option of the holders thereof. In the event of any dissolution or liquidation of the Fund, and subject to the rights of creditors, the holders of the Fund's shares are entitled to receive the assets of the Fund available for distribution in proportion to the number of shares held by such holders.

     As used in this Prospectus, the term "majority vote" means the affirmative vote of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less.

TRANSFER AGENT AND CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110, serves as transfer agent for the Fund's shares and as custodian for the Fund's portfolio securities and cash. The custodian's administrative duties have been delegated by State Street Bank to its partially owned affiliate, Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300. State Street Bank and BFDS will receive such compensation from the Fund for their services in such capacities as may be agreed to from time to time by State Street Bank and the Fund.

LEGAL MATTERS

     The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Fund and has passed upon the legality of the shares of the Fund offered pursuant to this Prospectus.

FINANCIAL STATEMENTS

     The financial statements of the Fund, including a report of the Fund's auditors, are contained in the Statement of Additional Information.

SHAREHOLDER INQUIRIES

     Shareholder inquiries concerning the status of an account should be directed to AIM Distributors.

OTHER INFORMATION

     This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations. From time to time, Fund sales literature and/or advertisements may disclose top holdings included in the Fund's portfolio. Information regarding the Fund's performance is contained in the annual report to shareholders, which is available upon request without charge.

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION


                             AIM SUMMIT FUND, INC.

                               11 Greenway Plaza
                                   Suite 1919
                             Houston, Texas  77046
                                 (713) 626-1919


                THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT
               A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION
                   WITH A PROSPECTUS OF THE ABOVE-NAMED FUND,
              A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE FROM
                        AUTHORIZED DEALERS OR BY WRITING
                    A I M DISTRIBUTORS, INC., P.O. BOX 4264,
                        HOUSTON, TEXAS 77210-4264 OR BY
                     CALLING (713) 626-1919 (IN HOUSTON) OR
                          (800) 995-4246 (ELSEWHERE).


                         ______________________________


            Statement of Additional Information dated March 1, 1996
                 Relating to the Prospectus dated March 1, 1996

                               TABLE OF CONTENTS


INTRODUCTION   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

GENERAL INFORMATION ABOUT THE FUND   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
  The Fund and its Capital Stock   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
  Directors and Officers   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1
  The Investment Advisor  . . . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7
  The Sub-Advisor  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8
  Expenses   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9
  Transfer Agent and Custodian  . . . . . . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

TAX AND DIVIDEND INFORMATION   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  Qualification as a Regulated Investment Company  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10
  Excise Tax on Regulated Investment Companies  . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . 11
  Fund Distributions   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12
  Sale or Redemption of Fund Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
  Foreign Shareholders   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
  Effect of Future Legislation; Local Tax Considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13

SHARE PURCHASES, REDEMPTIONS AND REPURCHASES   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  Purchases and Redemptions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  Suspension of Right of Redemption  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  Valuation of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
  The Distribution Agreement   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15

INVESTMENT PROGRAM AND RESTRICTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Investment Program   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Foreign Securities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
  Rule 144A Securities   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
  Futures Contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
  Risks as to Futures Contracts and Related Call Options   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17
  Portfolio Transactions and Brokerage   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
  Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

FINANCIAL STATEMENTS   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . FS

                                  INTRODUCTION


   AIM Summit Fund, Inc. (formerly, Summit Investors Fund, Inc.) (the "Fund") is a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a Prospectus dated March 1, 1996, which may be obtained without charge by written request to A I M Distributors, Inc. ("AIM Distributors"). Investors may also call AIM Distributors at (713) 626-1919 (in Houston) or (800) 995-4246 (elsewhere) or dealers authorized by AIM Distributors to distribute the Fund's shares. Investors must receive a Prospectus before they invest.


   The Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current prospectus and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                       GENERAL INFORMATION ABOUT THE FUND


THE FUND AND ITS CAPITAL STOCK


   The Fund is an open-end, diversified management investment company organized as a corporation under the laws of the State of Maryland on February 17, 1982. Shares of the Fund are redeemable at the net asset value thereof at the option of the holders thereof. For information concerning the methods of redemption and the rights of share ownership, consult the Prospectus under the captions "General Information" and "Redemption of Shares." As of February 1, 1996, no person owned of record or is known by the Fund to own of record or beneficially 5% or more of the Fund's outstanding equity securities.


   The Board of Directors may classify or reclassify any unissued shares into shares of any class or classes in addition to that already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualification, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").


DIRECTORS AND OFFICERS

   The directors and officers of the Fund and their principal occupations during the last five years are set forth below. All of the Fund's executive officers hold similar offices with some or all of the other AIM Funds. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 1919, Houston, Texas 77046.

   *CHARLES T. BAUER, Chairman and Director  (76)



   Director, Chairman and Chief Executive Officer, A I M Management Group Inc.; Chairman of the Board of Directors, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Director, AIM Global Advisors Limited, A I M Global Management Company Limited and AIM Global Ventures Co.



   BRUCE L. CROCKETT, Director  (51)
   COMSAT Corporation
   6560 Rock Spring Drive
   Bethesda, Maryland 20817


   Director, President and Chief Executive Officer, COMSAT Corporation (includes COMSAT World Systems, COMSAT Mobile Communications, COMSAT Video Enterprises, COMSAT RSI and COMSAT International Ventures). Previously, President and Chief Operating Officer, COMSAT Corporation; President, World Systems Division,
COMSAT Corporation; and Chairman, Board of Governors of INTELSAT; (each of the COMSAT companies listed above is an international communication, information and entertainment-distribution services company).


   OWEN DALY II, Director  (71)
   Six Blythewood Road
   Baltimore, Maryland 21210


   Director, Cortland Trust Inc. (investment company). Formerly, Director, CF & I Steel Corp., Monumental Life Insurance Company and Monumental General Insurance Company; and Chairman of the Board of Equitable Bancorporation.


   **CARL FRISCHLING, Director  (59)
   919 Third Avenue
   New York, New York 10022


   Partner, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel (law firm). Formerly, Partner, Reid & Priest (law firm); and, prior thereto, Partner, Spengler Carlson Gubar Brodsky & Frischling (law firm).


   *ROBERT H. GRAHAM, Director and President  (49)



   Director, President and Chief Operating Officer, A I M Management Group Inc.; Director and President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., AIM Global Ventures Co., A I M Institutional Fund Services, Inc. and Fund
Management Company; and Senior Vice President, AIM Global Advisors Limited.






__________________________________


      * A director who is an "interested person" of the Fund and A I M Advisors, Inc. as defined in the 1940 Act.



     ** A director who is an "interested person" of the Fund as defined in the 1940 Act.

   JOHN F. KROEGER, Director  (71)
   24875 Swan Road - Martingham
   Box 464
   St. Michaels, Maryland 21663



   Director, Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Telephone Income Fund, Inc., Flag Investors Equity Partners Fund, Inc., Total Return U.S. Treasury Fund, Inc., Flag Investors Intermediate Term Income Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Alex. Brown Cash Reserve Fund, Inc. and North American Government Bond Fund, Inc. (investment companies). Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm).



   LEWIS F. PENNOCK, Director  (53)
   6363 Woodway, Suite 825
   Houston, Texas 77057


   Attorney, private practice in Houston, Texas.


   IAN W. ROBINSON, Director  (72)
   183 River Drive
   Tequesta, Florida 33469


   Formerly, Executive Vice President and Chief Financial Officer, Bell Atlantic Management Services, Inc. (provider of centralized management services to telephone companies); Executive Vice President, Bell Atlantic Corporation (parent of seven telephone companies); and Vice President and Chief Financial Officer, Bell Telephone Company of Pennsylvania and Diamond State Telephone Company.


   LOUIS S. SKLAR, Director  (56)
   Transco Tower, 50th Floor
   2800 Post Oak Road
   Houston, Texas 77056


   Executive Vice President, Development and Operations, Hines Interests Limited Partnership (real estate development).


   GARY T. CRUM, Senior Vice President  (48)



   Director and President, A I M Capital Management, Inc.; Director and Senior Vice President, A I M Management Group Inc., A I M Advisors, Inc., A I M Global Associates, Inc., A I M Global Holdings, Inc., and AIM Global Ventures Co.; Director, A I M Distributors, Inc.; and Senior Vice President, AIM Global Advisors Limited.



   ***JOHN J. ARTHUR, Senior Vice President and Treasurer (51)



   Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc., A I M Institutional Fund Services, Inc. and Fund Management Company; and Vice President, AIM Global Advisors Limited, A I M Global Associates, Inc., A I M Global Holdings, Inc.
and AIM Global Ventures Co.


----------------------


   *** Mr. Arthur and Ms. Relihan are married to each other.

   ***CAROL F. RELIHAN, Vice President and Secretary (41)



   Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice President, General Counsel and Secretary, A I M Management Group Inc.; Vice President and General Counsel, Fund Management Company; Vice President and Secretary, A I M Global Associates, Inc., and A I M Global Holdings, Inc.; Vice President and Assistant Secretary, AIM Global Advisors Limited and AIM Global Ventures Co.; and Vice President, A I M Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.



   DANA R. SUTTON, Vice President and Assistant Treasurer (37)


   Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and Assistant Treasurer, Fund Management Company.


   MELVILLE B. COX, Vice President (52)


   Vice President, A I M Advisors, Inc., A I M Capital Management, Inc., A I M Fund Services, Inc. and A I M Institutional Fund Services, Inc.; and Assistant Vice President, A I M Distributors, Inc. and Fund Management Company. Formerly, Vice President, Charles Schwab & Co., Inc.; Assistant Secretary, Charles Schwab Family of Funds and Schwab Investments; Chief Compliance Officer, Charles Schwab Investment Management, Inc.; and Vice President, Integrated Resources Life Insurance Co. and Capitol Life Insurance Co.





   JONATHAN C. SCHOOLAR, Vice President (34)


   Director and Senior Vice President, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.

   The Board of Directors has an Audit Committee, an Investments Committee, and a Nominating and Compensation Committee.

   The members of the Audit Committee are Messrs. Daly, Kroeger, Pennock and Robinson. The Audit Committee is responsible for meeting with the Fund's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Fund's fund accounting or its internal accounting controls, or for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

   The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Kroeger and Pennock. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, or considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.


   The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Kroeger, Pennock and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons, reviewing from time to time the compensation payable to the disinterested directors, or considering such matters as may from time to time be set forth in a charter adopted by the board and such committee.


__________________________________



     ***  Mr. Arthur and Ms. Relihan are married to each other.

Remuneration of Directors

   Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any Committee attended. The directors of the Fund who do not serve as officers of the Fund are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other investment companies advised or managed by AIM. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


   Set forth below is information regarding compensation paid or accrued for each director of the Fund:




                         ------------------------------------------------------------------------------------------------
                                      Director                  Aggregate          Retirement            Total
                                                               Compensation         Benefits          Compensation
                                                               from Fund(1)         Accrued           from all AIM
                                                                                   By All AIM           Funds(3)
                                                                                    Funds(2)
                         ------------------------------------------------------------------------------------------------
                            Charles T. Bauer                    $         0        $         0       $           0
                         ------------------------------------------------------------------------------------------------
                            Bruce L. Crockett                      1,498.00           3,655.00           57,750.00
                         ------------------------------------------------------------------------------------------------
                            Owen Daly II                           1,595.00          18,662.00           58,125.00
                         ------------------------------------------------------------------------------------------------
                            Carl Frischling                        1,546.00          11,323.00           57,250.00
                         ------------------------------------------------------------------------------------------------
                            Robert H. Graham                              0                  0                   0
                         ------------------------------------------------------------------------------------------------
                            John F. Kroeger                        1,644.00          22,313.00           58,125.00
                         ------------------------------------------------------------------------------------------------
                            Lewis F. Pennock                       1,490.00           5,067.00           58,125.00
                         ------------------------------------------------------------------------------------------------
                            Ian Robinson                           1,488.00          15,381.00           56,750.00
                         ------------------------------------------------------------------------------------------------
                            Louis S. Sklar                         1,564.00           6,632.00           57,250.00
                         ------------------------------------------------------------------------------------------------


________________


(1) The total amount of compensation deferred by all Directors of the Fund during the fiscal year ended October 31, 1995, including interest earned thereon, was $5,990.



(2) During the calendar year ended December 31, 1995, the total amount of expenses allocated to the Fund in respect of such retirement benefits was $2,307.



(3) Messrs. Bauer, Daly, Graham, Kroeger and Pennock each serves as a Director or Trustee of a total of 11 AIM Funds. Messrs. Crockett, Frischling, Robinson and Sklar each serves as a Director or Trustee of a total of 10 AIM Funds.
Data reflect total compensation earned during the calendar year ended December 31, 1995.



AIM Funds Retirement Plan for Eligible Directors/Trustees

   Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "AIM Funds"). Each eligible director is entitled to receive an annual benefit from the AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the AIM Funds and the director) for the number of such Director's years of service (not in excess of 10 years of service) completed with respect to any of the AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director, for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.



   Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming various compensation and years of service classifications. The estimated credited years of service for Messrs. Crockett, Daly, Frischling, Kroeger, Pennock, Robinson and Sklar are 8, 9, 18, 18, 14, 8 and 6 years, respectively.




                            Estimated Benefits Upon Retirement
                            ----------------------------------

                                          Annual Compensation Paid
                                              By All AIM Funds

                                          $60,000          $65,000

                       ---------------------------------------------
Number of                10               $45,000          $48,750
Years of               ---------------------------------------------
Service With              9               $40,500          $43,875
the AIM                ---------------------------------------------
Funds                     8               $36,000          $39,000
                       ---------------------------------------------
                          7               $31,500          $34,125
                       ---------------------------------------------
                          6               $27,000          $29,250
                       ---------------------------------------------
                          5               $22,500          $24,375
                      ---------------------------------------------



Deferred Compensation Agreements


   Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Fund, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of his deferral account shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years beginning on the date the deferring director's retirement benefits commence under the Plan. The Fund's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Fund. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Fund and of each other AIM Fund from which they are deferring compensation.

   During the fiscal year ended October 31, 1995, the Fund paid $4,569 in legal fees to the law firm in which Mr. Frischling, a director of the Fund, was previously a partner.



   As of February 1, 1996, the directors and officers of the Fund as a group owned beneficially less than 1% of the Fund's outstanding shares.



THE INVESTMENT ADVISOR


   The Fund has entered into an Investment Advisory Agreement dated as of October 18, 1993, (the "Advisory Agreement") with A I M Advisors, Inc., ("AIM"). AIM is a wholly-owned subsidiary of A I M Management Group Inc. ("AIM Management"), 11 Greenway Plaza, Suite 1919, Houston, Texas 77046. Certain of the directors and officers of AIM are also executive officers of the Fund and their affiliations are shown under "Directors and Officers."



   AIM and the Fund have adopted a Code of Ethics which requires investment personnel (a) to pre-clear all personal securities transactions, (b) to file reports or duplicate confirmations regarding such transactions, and (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews an annual report (including information on any substantial violations of the Code of Ethics). Violations of the Code of Ethics may result in censure, monetary penalties, suspension or termination of employment.



  A I M Capital Management, Inc., ("AIM Capital") a wholly-owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts. AIM Distributors, a registered broker-dealer and a wholly-owned subsidiary of AIM, acts as principal underwriter of other registered investment companies advised or managed by AIM.


   Pursuant to the terms of the Advisory Agreement, AIM: (a) supervises all aspects of the operations of the Fund; (b) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund, and whether concerning the individual issuers whose securities are included in the Fund or the activities in which such issuers engage, or with respect to securities which AIM considers desirable for inclusion in the Fund; (c) determines which issuers and securities shall be represented in the Fund's investment portfolio and regularly reports thereon to the Fund's Board of Directors; and (d) formulates and implements continuing programs for the purchases and sales of the securities of such issuers and regularly reports thereon to the Fund's Board of Directors; and takes, on behalf of the Fund, all actions which appear to the Fund necessary to carry into effect such purchase and sale programs and supervisory functions as aforesaid, including but not limited to the placing of orders for the purchase and sale of securities for the Fund. Subject to the approval of the Board of Directors and the shareholders of the Fund, AIM may delegate to a sub-advisor certain of its duties, provided that AIM shall continue to supervise the performance of any such sub-advisor.

   As compensation for its services, AIM receives an annual fee, calculated daily and paid monthly, at the annual rate of 1.00% of the first $10 million of the Fund's average daily net assets, 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. Although the advisory fee rate paid by the Fund is higher than that paid by other investment companies, many of those investment companies are a different size or have different objectives than the Fund. The effective rate of fees and expenses paid by the Fund at its current size is lower than that for other funds with similar investment objectives. The Advisory Agreement provides that if, for any fiscal year of the Fund, the total of all ordinary business expenses of the Fund, including all investment advisory fees (but excluding brokerage commissions and fees, taxes and extraordinary expenses) would exceed applicable expense limitations imposed by applicable state securities laws, the amount of advisory fees payable to AIM will be reduced by the amount of the excess. The amount of such reduction would be deducted from monthly payments otherwise due to AIM for its annual advisory fee during such fiscal year.


   The Advisory Agreement became effective on October 18, 1993, and will continue in effect until June 30, 1996, and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Fund's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Fund or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of assignment, as defined in the 1940 Act.


   The Advisory Agreement provides that upon the request of the Fund's Board of Directors, AIM may perform, or arrange for the performance of, certain accounting, shareholder servicing and other administrative services to the Fund that are not required to be performed by AIM under the Advisory Agreement. For such services, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be agreed upon by AIM and the Company's Board of Directors upon a finding by the Board of Directors that the provision of such services is in the best interests of the Fund and its shareholders.


   The Board of Directors has made such a finding and, accordingly, has entered into an Administrative Services Agreement dated October 18, 1993, with AIM (the "Administrative Services Agreement"). Under the Administrative Services Agreement, AIM currently provides the services of a principal financial officer and his staff, who maintain the financial accounts and books and records of the Fund, including the calculation of the daily net asset value of the Fund, and prepare tax returns and financial statements for the Fund and also is reimbursed for any expenses related to providing such services, as well as the services of staff responding to various shareholder inquiries. The Administrative Services Agreement became effective on October 18, 1993, and will continue in effect until June 30, 1996, and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Fund's Board of Directors or the vote of a "majority of the outstanding voting securities" of the Fund (as defined in the 1940 Act) and (ii) the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose. In addition, a sub-contract between AIM and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS may perform certain shareholders services for the Fund which are not required to be performed by AIM under the Advisory Agreement. Currently, AFS provides certain shareholders services for the Fund. For such services, while AFS is entitled to receive from AIM such reimbursement of its costs associated with providing those services as may be approved by the Board of Directors, AFS does not presently receive any such reimbursement.



   During the fiscal years ended October 31, 1995 and October 31, 1994, and the fiscal period ended October 31, 1993, AIM received management and advisory fees from the Fund of $5,719,169, $4,712,695 and $3,532,876, respectively. See
"Expenses."



   For the fiscal years ended October 31, 1995 and October 31, 1994, and the fiscal period ended October 31, 1993, AIM was reimbursed $60,994, $45,256, and $34,385, respectively, for costs associated with performing administrative services.



THE SUB-ADVISOR


   NationsBank of Texas, N.A. ("NationsBank Texas"), 901 Main Street, Dallas, Texas 75202, serves as the Fund's sub-advisor pursuant to a Sub-Advisory Agreement dated October 18, 1993, (the "Sub-Advisory Agreement"). NationsBank Corp., a bank holding company, indirectly holds 100% of the voting stock of NationsBank Texas. It is anticipated that on or about March 15, 1996, NationsBank Texas will be replaced by TradeStreet Investment Associates, Inc. ("TradeStreet"). TradeStreet is a new subsidiary of NationsBank, N.A. and a registered investment advisor. TradeStreet will receive the same sub-advisory fees currently payable to, and will perform the same services as, NationsBank Texas.

   Pursuant to the terms of the Sub-Advisory Agreement, AIM has appointed NationsBank Texas to provide certain investment advisory services to the Fund, subject to the overall supervision by AIM and the Fund's Board of Directors. As Sub-Advisor, NationsBank Texas shall: (a) obtain and evaluate pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or the Fund, and whether concerning the individual issuers whose securities are included in the Fund or the activities in which such issuers engage, or with respect to securities which it or AIM considers desirable for inclusion in the Fund's investment portfolio; and (b) to the extent requested by AIM, determine which issues and securities shall be represented in the Fund's investment portfolio, formulate programs for the purchases and sales of such securities and regularly report thereon to AIM. In performing these services, NationsBank Texas, is required to comply with all applicable provisions of federal or state law, including the applicable provisions of the 1940 Act and the Investment Advisers Act of 1940, as amended (the "Advisers Act").

   As compensation for its services, AIM pays NationsBank Texas an annual fee, calculated daily and paid monthly, at an annual rate of 0.50% of the first $10 million of the Fund's average daily net assets, 0.35% of the next $140 million of the Fund's average daily net assets and 0.225% of the Fund's average daily net assets in excess of $150 million. NationsBank Texas has agreed to an adjustment to the above contractual fee schedule so that it will accept a fee on the Fund's average daily net assets in excess of $700 million of 0.15% of the Fund's average daily net assets. The sub-advisor's fee is paid to NationsBank Texas by AIM from the advisory fee which AIM receives from the Fund.


   The Sub-Advisory Agreement became effective on October 18, 1993, and will continue in effect until June 30, 1996, and from year to year thereafter only if such continuance is specifically approved at least annually by (i) the Fund's Board of Directors or a vote of "a majority of the outstanding voting securities" of the Fund (as defined by the 1940 Act), and (ii) by the affirmative vote of a majority of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.



   For the fiscal years ended October 31, 1995 and October 31, 1994, and the fiscal period ended October 31, 1993, NationsBank Texas received fees from AIM of $2,049,101, $1,807,547, and $1,376,778, respectively. See "Expenses."


EXPENSES

   All of the ordinary business expenses incurred in the operations of the Fund and the offering of its shares shall be borne by the Fund unless specifically provided otherwise in the Advisory Agreement. These expenses borne by the Fund include but are not limited to brokerage commissions, taxes, legal, auditing, or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors' and shareholders' meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Fund in reports and notices to shareholders, the fees and other expenses incurred by the Fund in connection with membership in investment company organizations and the cost of pricing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

   If, for any fiscal year, the total of all ordinary business expenses of the Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation, would exceed the applicable expense limitations imposed by state securities regulations in any state in which the Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees shall be reduced by the amount of such excess.

TRANSFER AGENT AND CUSTODIAN

   State Street Bank and Trust Company ("State Street Bank") acts as transfer agent for the Fund's shares and as custodian for the Fund's portfolio securities and cash. The transfer agent's administrative duties have been delegated by State Street Bank to its partially-owned affiliate, Boston Financial Data Services, Inc. ("BFDS"). State Street Bank and BFDS receive such compensation from the Fund for their services in such capacities as are agreed to from time to time by State Street Bank and the Fund. The address of State Street Bank and of BFDS is P.O. Box 8300, Boston, Massachusetts 02266-8300.


REPORTS

   At least semi-annually, the Fund will furnish shareholders with a list of the investments held in the Fund's portfolio and its financial statements. The annual financial statements will be audited by the Fund's independent certified public accountants. The Board of Directors has selected KPMG Peat Marwick LLP, 700 Louisiana, NationsBank Building, Houston, Texas 77002, as the Fund's independent certified public accountants to audit the Fund's books and review the Fund's tax returns.


                          TAX AND DIVIDEND INFORMATION

   The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Because shares of the Fund may be purchased by the general public only through Summit Investors Plans, the following discussion is addressed only to individual (rather than corporate) investors.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY

   The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

   In addition to satisfying the Distribution Requirement, a regulated investment company must (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, the Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent the Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded. Interest (including original issue discount) received by the Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.


   In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation.

   In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (i) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (ii) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (iii) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (i) above. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.



   In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

   If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.


EXCISE TAX ON REGULATED INVESTMENT COMPANIES

   A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

   For purposes of the excise tax, a regulated investment company must (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for any calendar year and (2) unless it has made a taxable year election, exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year

(and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

   The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

   The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

   The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

   Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

   Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

   Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

   The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that it is an "exempt recipient."

SALE OR REDEMPTION OF FUND SHARES

   A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code
Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

   If a shareholder (i) incurs a sales load in acquiring shares of the Fund,
(ii) disposes of such shares less than 91 days after they are acquired and
(iii) subsequently acquires shares of the same or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

   Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

   If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

   If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

   In the case of foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

   The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

   The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 7, 1996. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

   Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                  SHARE PURCHASES, REDEMPTIONS AND REPURCHASES

PURCHASES AND REDEMPTIONS

   The terms of offering of Fund shares and the methods of accomplishing redemption are set forth in full in the Fund's Prospectus and in the Summit Investors Plans' Prospectus.

SUSPENSION OF RIGHT OF REDEMPTION

   The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

VALUATION OF SHARES


   In accordance with the current rules and regulations of the SEC, the net asset value of a Fund share is determined as of the close of trading of the New York Stock Exchange (4:00 p.m. Eastern Time) on each day in which the New York Stock Exchange (the "NYSE") is open for trading. Net asset value is determined by dividing the value of the Fund's securities, cash and other assets (including accrued expenses but excluding capital and surplus), by the number of shares outstanding. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles. For purposes of determining net asset value per share, futures and options contract closing prices which are available 15 minutes after the close of trading of the NYSE is generally used.



   Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible debt securities are valued at the mean between the last bid and asked prices obtained from brokers-dealers. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sale price on the valuation date, or absent a last sales price, at the mean between the closing bid and asked prices on that day. Securities for which market quotations are not readily available are valued at fair values as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.



   Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the NYSE.

The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.


THE DISTRIBUTION AGREEMENT

   Information concerning the Fund's distributor, AIM Distributors, and the continuous offering of the Fund's shares is set forth in the Prospectus under the caption "Sales of Shares." The Distribution Agreement provides that AIM Distributors will pay promotional expenses, including the incremental costs of printing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund and the costs of preparing and distributing any other supplemental sales literature. AIM Distributors has not undertaken to sell any specified number of shares of the Fund. The Fund or AIM Distributors may terminate the Distribution Agreement on 60 days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of assignment.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

   The Fund's investment objective and the methods by which the Fund seeks to achieve that objective is set forth in the Prospectus under the caption "Investment Program." It is the current policy of the Fund not to purchase or own the common stock of any company which, in the opinion of AIM, derives a substantial portion of its revenues from the manufacture of alcoholic beverages or tobacco products or the operation of gambling establishments. In the opinion of management based upon current conditions, such policy will not have a significant effect on the investment performance of the Fund. This policy may be modified or rescinded by the Fund's Board of Directors without shareholder approval.

FOREIGN SECURITIES

   The Fund has reserved the investment flexibility to invest up to 20% of its total assets in foreign securities. For purposes of computing such limitation American Depository Receipts, European Depository Receipts and other securities representing underlying securities of foreign issuers shall be treated as foreign securities. Investments by the Fund in securities of foreign corporations may involve considerations and risks that are different in certain respects from an investment in securities of U.S. companies. Such risks include possible imposition of withholding taxes on interest or dividends, possible adoption of foreign governmental restrictions on repatriation of income or capital invested, or other adverse political or economic developments. Additionally, it may be more difficult to enforce the rights of a security holder against a foreign corporation, and information about the operations of foreign corporations may be more difficult to obtain and evaluate.

REPURCHASE AGREEMENTS

   The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller (usually a broker or a bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. Repurchase agreements entered into by the Fund are collateralized by United States Government securities and the value of repurchase agreements is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

RULE 144A SECURITIES


   The Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


FUTURES CONTRACTS


   The Fund may purchase stock index futures contracts. In cases of purchases of stock index futures contracts, an amount of cash and cash equivalents, equal to the cost of the stock index futures contracts (less any related margin deposits), will be segregated by the Fund's custodian to collateralize the position and ensure that the use of such stock index futures contracts is unleveraged. Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a stock index futures contract. Initially, the Fund will be required to deposit with its custodian for the account of the broker a stated amount, as called for by the particular contract, of cash or U.S. Treasury bills. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that stock index futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the stock index futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where the Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the stock index futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the stock index futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

Stock Index Futures Contracts

   A stock index assigns relative values to the common stocks included in the index and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Currently, stock index futures contracts can be purchased or sold primarily with respect to broad based stock indices such as the S&P's 500 Stock Index, the NYSE Composite Index, the American Stock Exchange Major Market Index, the NASDAQ -- 100 Stock Index and the Value Line Stock Index. The stock indices listed above consist of a spectrum of stocks not limited to any one industry such as utility stocks. Utility stocks, at most, would be expected to comprise a minority of the stocks comprising the portfolio of the index. The Fund will only enter into stock index futures contracts as a hedge against changes resulting from market conditions in the values of the securities held or which it intends to purchase. When the Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract affords a hedge against not participating in such advance. Conversely, in anticipation of or in a general market or market sector decline that adversely affects the market values of the Fund's portfolio of securities, the Fund may sell stock index futures contracts.

RISKS AS TO FUTURES CONTRACTS AND RELATED CALL OPTIONS

   There are several risks in connection with the use of stock index futures contracts and related call options as hedging devices. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the stocks, which are the subject of the hedge. If the price of a hedging instrument moves less than the price of the stocks, which are the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the stocks, the Fund will experience either a loss or gain on the hedging instrument which will not be completely offset by movements in the price of the stocks, which are the subject of the hedge. The use of call options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the call option.

   Successful use of hedging instruments by the Fund is also subject to AIM's ability to predict correctly movements in the direction of the stock market, of interest rates or of particular stock indices. Because of possible price distortions in the futures and options markets and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

   It is also possible that where the Fund has sold stock index futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of stocks or debt securities held in its portfolio may decline. If this occurred, the Fund would lose money on the stock index futures contracts and also experience a decline in the value of its portfolio securities.

   Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Fund intends to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or a board of trade will exist for any particular contract at any particular time. If there is not a liquid market, it may not be possible to close a stock index futures or option position at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which the Fund may engage in stock index futures contracts will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and the Fund's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause the Fund to suffer losses which it would not otherwise sustain.

PORTFOLIO TRANSACTIONS AND BROKERAGE

   The factors governing AIM's decisions to place orders to buy and sell securities are set forth in the Prospectus under the caption "Management of the Fund -- Portfolio Transactions and Brokerage." Under Section 28(e) of the Securities Exchange Act of 1934, an investment advisor who exercises investment discretion shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide AIM and any sub-advisor with lawful and appropriate assistance in the performance of their investment decision-making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

   Those broker/dealers utilized by the Fund may furnish statistical, research and other information or services which are deemed by AIM or any sub-advisor or its affiliates to be beneficial to the Fund's investment program or which they otherwise may lawfully and appropriately use in their investment advisory capacities. Such services supplement the research of AIM or such sub-advisor. Research services may include the following: statistical and background information on U.S. and foreign economies, money market fixed income markets, equity markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; the providing of equipment used to communicate research information; the arranging of meetings with management of companies; and the providing of access to consultants who supply research information. Such information may be communicated electronically, orally or in written form. Research services may also include: the providing of equipment used to communicate research information; the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

   The outside research assistance is useful to AIM and any sub-advisor since the brokers as a group tend to follow a broader universe of securities and other matters than the staffs of AIM or any sub-advisor can follow. In addition, this research provides AIM and any sub-advisor with a diverse perspective on financial markets. Research services which are provided to AIM and any sub-advisor by brokers are available for the benefit of all accounts managed or advised by AIM and any sub-advisor. In some cases, the research services are available only from the broker providing such services. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM is of the opinion that because the broker research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that AIM or any sub-advisor would have purchased any such research services had such services not been provided by brokers, the expenses of such services to AIM or any sub-advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to AIM or any sub-advisor with clients other than the Fund. Similarly, any research services received by AIM or any sub-advisor through the placement of portfolio transactions of other clients may be of value to AIM or any sub-advisor in fulfilling its obligations to the Fund. AIM is of the opinion that this material is beneficial in supplementing AIM's and/or any sub-advisor's research and analysis; and therefore, it may benefit the Fund by improving the quality of the investment advisor's advice. The advisory fee paid by the Fund is not reduced because AIM or any sub- advisor receives such services.

   Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's and any sub-advisor's clients, including the Fund.

   AIM may from time to time determine target levels of commission business for AIM to transact with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be determined based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's attitude toward and interest in mutual funds in general and in the Fund and other mutual funds managed or advised by AIM, affiliates of AIM, or any sub-advisor. No specific formula will be used in connection with any of the foregoing considerations in determining the target levels. However, if a broker has indicated a certain level of desired commissions in return for certain research services provided by the broker, this factor will be taken into consideration by AIM.

   Subject to the overall objective of obtaining best price and execution for the Fund, and consistent with the National Association of Securities Dealers' Rules of Fair Practice, AIM may also consider sales of shares of the Fund and of the other AIM Funds as a factor in the selection of broker/dealers to execute portfolio transactions for the Fund.

   AIM will seek, whenever possible, to recapture for the benefit of the Fund any commission, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fee which may be recaptured is the soliciting dealer fees on the tender of an account's portfolio securities in a tender or exchange offer.


   For the fiscal years ended October 31, 1995 and October 31, 1994, and the fiscal period ended October 31, 1993, the Fund paid brokerage commissions of $3,896,038, $2,549,248, and $2,252,080, respectively. During the fiscal year ended October 31, 1995, AIM directed certain of the Fund's brokerage transactions to certain broker-dealers that provided AIM with research, statistical and other information. Such transactions amounted to $116,410,765 and the related brokerage commissions were $188,428. Substantially all of such commissions were directed to broker-dealers that provided AIM with certain research, statistical and other information. No brokerage commissions were paid by the Fund to any broker who is an affiliated person of the Fund, an affiliated person of such person or an affiliated person of the Fund, the Fund's principal underwriter, or AIM.


   Provisions of the 1940 Act and rules and regulations thereunder have been construed to prohibit the Fund from purchasing securities or instruments from, or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed or advised by AIM. The Fund has obtained an order of exemption from the SEC which permits the Fund to engage in certain transactions with such 5% holder, if the Fund complies with conditions and procedures designed to ensure that such transactions are executed at fair market value and present no conflicts of interest.

   AIM and its affiliates manage several other investment companies (the "AIM Funds"), some of which may have investment objectives similar to those of the Fund. It is possible that, at times, identical securities will be appropriate for investment by the Fund and by one or more of the AIM Funds. The position of each account, however, in the securities of the same issue, may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of the AIM Funds is considered at or about the same time, transactions in such securities will be allocated among the Fund and the AIM Funds in a manner deemed equitable by AIM. AIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Simultaneous transactions could, however, adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

   The Fund may invest in securities traded in the over-the-counter market and may deal directly with broker/dealers who make markets in such securities. Such transactions generally are entered into with broker/dealers acting as principals for their own accounts.

   Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The Board of Directors has adopted procedures pursuant to Rule 17a-7 under the 1940 Act relating to portfolio transactions between the Fund and other accounts advised by AIM, and the Fund may from time to time enter into transactions in accordance with such Rule and procedures.

   From time to time, an identical security may be sold by an AIM Fund or another investment account advised by AIM or AIM Capital and simultaneously purchased by another investment account advised by AIM or AIM Capital when such transactions comply with applicable rules and regulations and are deemed consistent with the investment objective(s) and policies of the investment accounts advised by AIM or AIM Capital involved. Procedures pursuant to Rule 17a-7 under the 1940 Act regarding transactions between investment accounts advised by AIM or AIM Capital have been adopted by the Board of Directors/Trustees, in the Company. Although such transactions may result in custodian, tax or other related expenses, no brokerage commissions or other direct transaction costs are generated by transactions among the investment accounts advised by AIM or AIM Capital.

INVESTMENT RESTRICTIONS

   The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Fund's assets which may be concentrated in any specific industry or issue. The most significant of these investment restrictions applicable to the Fund's investment program are set forth in the Prospectus under the caption "Investment Program -- Investment Restrictions." In addition to those restrictions set forth in the Prospectus, the Fund will not:

     (1) purchase or hold securities of any issuer if the Fund has knowledge that the officers and directors of the Fund and its investment advisor collectively own beneficially more than 5% of the outstanding securities of such issuer (Individual holdings of less than 1/2 of 1% will not be counted for the purpose of this restriction.);

     (2) borrow money or issue senior securities, except that the Fund may borrow from banks for temporary or emergency purposes in amounts up to 10% of the value of its total assets at the time of borrowing (This provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests if they should occur and is not for leverage purposes. Any borrowings by the Fund will be repaid prior to the purchase of additional portfolio securities.);

     (3)  underwrite securities issued by any other person;

     (4) invest in real estate or purchase oil, gas or mineral interests, except that this restriction does not apply to marketable securities secured by real estate or interests therein or issued by issuers which invest in real estate or interests therein, or to securities issued by companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals;

     (5)  buy or sell commodities or commodity futures contracts;

     (6) make loans of money or securities other than (a) through the purchase of securities in accordance with the Fund's investment program, and
          (b) by entering into repurchase agreements; provided that the Fund may lend its portfolio securities so long as the value of securities loaned by it does not exceed an amount equal to 33 1/3% of the Fund's total assets;

     (7) purchase securities on margin, except to the extent necessary for the clearance of its securities transactions;

     (8) make short sales of securities or maintain a short position in securities unless at all times when a short position is open, the Fund owns at least an equal amount of such securities or owns securities convertible into or exchangeable for at least an equal amount of such securities, and unless not more than 10% of the Fund's total assets (taken at current value) is held as collateral for such short sales at any one time;

     (9) invest in companies for the purpose of exercising control or management;

     (10) acquire for value the securities of any other investment companies, other than in connection with a merger, consolidation, reorganization or acquisition of assets, except that the Fund may invest up to 5% of its assets in securities of other investment companies. The Fund will not purchase more than 3% of the outstanding voting stock of any investment company; or

     (11) purchase or sell puts or purchase calls.

   The foregoing investment restrictions are matters of fundamental policy which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in "General Information -- Organization and Description of Common Stock" in the Prospectus. In addition to the foregoing restrictions, the Fund is subject to the following policies, which may be amended by its Board of
Directors:

     (1) The Fund may not invest more than 5% of its net assets in warrants or rights nor more than 2% of its net assets in warrants or rights which are not listed on the New York or American Stock Exchanges, except that warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation;

     (2) The Fund may not invest more than 5% of its total assets in securities of issuers, which, with their predecessors, have been in business for less than three years;

     (3) The Fund may not invest more than 5% of its total assets in financial futures contracts or related call options.

   In order to permit the sale of Fund shares in certain states, the Fund may from time to time make commitments more restrictive than the restrictions described above. For example, as of the date of this Statement of Additional Information, the Fund has undertaken that it will not invest more than 15% of its average net assets at the time of purchase in investments which are not readily marketable (Texas), the Fund will not invest more than 35% of its assets in high yield or "junk" bonds (Indiana), and the Fund will not purchase or retain securities of any issuer if the officers or directors of the Fund, its advisors or managers owning beneficially more than one half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer nor will the Fund invest in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition (Ohio).

   In addition, the Fund has undertaken to comply with California Rule 260.140.84, relating to aggregate annual expenses and California Rule 260.140.85, relating to short sales or margin securities, writing, buying or selling puts and calls on securities, stock index futures, options on stock index futures, financial futures contracts or options thereon, and other investment practices deemed highly speculative by California. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state involved.

                              FINANCIAL STATEMENTS





                                      FS

AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Summit Fund, Inc.:

   We have audited the accompanying statement of assets and liabilities of the AIM Summit Fund, Inc., including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the ten months ended October 31, 1993 and each of the years in the seven-year period ended December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Summit Fund, Inc. as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended, the ten month period ended October 31, 1993 and each of the years in the seven-year period ended December 31, 1992, in conformity with generally accepted accounting principles.

                                        KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

FINANCIALS

SCHEDULE OF INVESTMENTS
October 31, 1995

  SHARES                                                                         MARKET VALUE
             COMMON STOCKS -- 95.57%

             ADVERTISING/BROADCASTING -- 0.16%

    52,500   Infinity Broadcasting Corp.(a)                                     $   1,706,250
----------------------------------------------------------------------------------------------

             AEROSPACE/DEFENSE -- 1.26%

    40,000   Boeing Co. (The)                                                       2,625,000
----------------------------------------------------------------------------------------------
   110,000   McDonnell Douglas Corp.                                                8,992,500
----------------------------------------------------------------------------------------------
    18,000   United Technologies Corp.                                              1,597,500
----------------------------------------------------------------------------------------------
                                                                                   13,215,000
----------------------------------------------------------------------------------------------

             AIRLINES -- 1.00%

    60,000   United Airlines Corp.                                                 10,552,500
----------------------------------------------------------------------------------------------

             APPLIANCES -- 0.50%

   120,000   Newell Co.                                                             2,895,000
----------------------------------------------------------------------------------------------
    50,000   Premark International Inc.                                             2,312,500
----------------------------------------------------------------------------------------------
                                                                                    5,207,500
----------------------------------------------------------------------------------------------

             AUTOMOBILE/TRUCKS PARTS & TIRES -- 0.34%

   100,000   Echlin Inc.                                                            3,575,000
----------------------------------------------------------------------------------------------

             BANKING -- 2.78%

   180,000   Bank of New York Co., Inc.                                             7,560,000
----------------------------------------------------------------------------------------------
    83,800   Chase Manhattan Corp.                                                  4,776,600
----------------------------------------------------------------------------------------------
   220,000   Corestates Financial Corp.                                             8,002,500
----------------------------------------------------------------------------------------------
   100,000   Southern National Corp.                                                2,575,000
----------------------------------------------------------------------------------------------
    30,000   Wells Fargo & Co.                                                      6,303,750
----------------------------------------------------------------------------------------------
                                                                                   29,217,850
----------------------------------------------------------------------------------------------

             BEVERAGES -- 0.63%

   125,000   PepsiCo Inc.                                                           6,593,750
----------------------------------------------------------------------------------------------

             BUILDING MATERIALS -- 0.59%

   110,000   Black & Decker Corp.                                                   3,726,250
----------------------------------------------------------------------------------------------
    30,000   Georgia-Pacific Corp.                                                  2,475,000
----------------------------------------------------------------------------------------------
                                                                                    6,201,250
----------------------------------------------------------------------------------------------

             BUSINESS SERVICES -- 1.92%

    80,000   Equifax, Inc.                                                          3,120,000
----------------------------------------------------------------------------------------------
   125,100   Healthcare COMPARE Corp.(a)                                            4,628,700
----------------------------------------------------------------------------------------------
   200,000   Manpower Inc.                                                          5,425,000
----------------------------------------------------------------------------------------------
   116,800   Olsten Corp.                                                           4,496,800
----------------------------------------------------------------------------------------------
   107,750   Value Health, Inc.(a)                                                  2,464,782
----------------------------------------------------------------------------------------------
                                                                                   20,135,282
----------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                         MARKET VALUE

             CHEMICALS -- 0.74%

   130,000   Eastman Chemical Co.                                               $   7,735,000
----------------------------------------------------------------------------------------------

             CHEMICALS (SPECIALTY) -- 0.36%

    55,100   Airgas Inc.(a)                                                         1,467,037
----------------------------------------------------------------------------------------------
    41,000   W.R. Grace & Co.                                                       2,285,750
----------------------------------------------------------------------------------------------
                                                                                    3,752,787
----------------------------------------------------------------------------------------------

             COMPUTER MINI/PCS -- 3.77%

   163,000   COMPAQ Computer Corp.(a)                                               9,087,250
----------------------------------------------------------------------------------------------
   262,000   Dell Computer Corp.(a)                                                12,215,750
----------------------------------------------------------------------------------------------
   130,000   Hewlett-Packard Co.                                                   12,041,250
----------------------------------------------------------------------------------------------
    80,000   Sun Microsystems, Inc.(a)                                              6,240,000
----------------------------------------------------------------------------------------------
                                                                                   39,584,250
----------------------------------------------------------------------------------------------

             COMPUTER NETWORKING -- 4.16%

   148,000   Bay Networks, Inc.(a)                                                  9,805,000
----------------------------------------------------------------------------------------------
    80,000   Cabletron Systems, Inc.(a)                                             6,290,000
----------------------------------------------------------------------------------------------
   152,800   Cisco Systems, Inc.(a)                                                11,842,000
----------------------------------------------------------------------------------------------
    35,800   Madge, N.V.(a)                                                         1,499,125
----------------------------------------------------------------------------------------------
    41,000   Network Equipment Technologies, Inc.(a)                                1,337,625
----------------------------------------------------------------------------------------------
    37,800   Optical Data Systems, Inc.(a)                                          1,129,275
----------------------------------------------------------------------------------------------
   250,000   3Com Corp.(a)                                                         11,750,000
----------------------------------------------------------------------------------------------
                                                                                   43,653,025
----------------------------------------------------------------------------------------------

             COMPUTER PERIPHERALS -- 2.51%

   129,000   Adaptec Inc.(a)                                                        5,740,500
----------------------------------------------------------------------------------------------
    82,800   Alliance Semiconductor Corp.(a)                                        2,546,100
----------------------------------------------------------------------------------------------
    58,000   Digi International, Inc.(a)                                            1,551,500
----------------------------------------------------------------------------------------------
    76,400   Microchip Technology, Inc.(a)                                          3,032,125
----------------------------------------------------------------------------------------------
    35,000   Oak Technology, Inc.(a)                                                1,916,250
----------------------------------------------------------------------------------------------
   125,000   Oracle Systems Corp.(a)                                                5,453,125
----------------------------------------------------------------------------------------------
    70,000   Read-Rite Corp.(a)                                                     2,441,250
----------------------------------------------------------------------------------------------
    40,000   U.S. Robotics, Inc.(a)                                                 3,700,000
----------------------------------------------------------------------------------------------
                                                                                   26,380,850
----------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                         MARKET VALUE

             COMPUTER SOFTWARE/SERVICES -- 7.35%

    75,000   Acclaim Entertainment, Inc.(a)                                      $  1,771,875
----------------------------------------------------------------------------------------------
    74,800   Adobe Systems, Inc.                                                    4,263,600
----------------------------------------------------------------------------------------------
   132,000   BMC Software, Inc.(a)                                                  4,702,500
----------------------------------------------------------------------------------------------
    22,300   Broderbund Software, Inc.(a)                                           1,547,062
----------------------------------------------------------------------------------------------
   196,350   Cadence Design Systems, Inc.(a)                                        6,332,288
----------------------------------------------------------------------------------------------
   250,000   Computer Associates International, Inc.                               13,750,000
----------------------------------------------------------------------------------------------
   150,000   Computervision Corp.(a)                                                1,762,500
----------------------------------------------------------------------------------------------
    85,000   Electronic Arts, Inc.(a)                                               3,113,125
----------------------------------------------------------------------------------------------
    45,000   Fiserv, Inc.(a)                                                        1,158,750
----------------------------------------------------------------------------------------------
    54,600   FTP Software, Inc.                                                     1,474,200
----------------------------------------------------------------------------------------------
    60,000   HBO & Co.                                                              4,245,000
----------------------------------------------------------------------------------------------
   100,600   Informix Corp.(a)                                                      2,929,975
----------------------------------------------------------------------------------------------
    40,000   Intuit(a)                                                              2,880,000
----------------------------------------------------------------------------------------------
    72,000   Mentor Graphics Corp.(a)                                               1,512,000
----------------------------------------------------------------------------------------------
    37,000   Microsoft Corp.(a)                                                     3,700,000
----------------------------------------------------------------------------------------------
    50,000   PairGain Technologies, Inc.(a)                                         2,137,500
----------------------------------------------------------------------------------------------
    70,000   Parametric Technology Corp.(a)                                         4,681,250
----------------------------------------------------------------------------------------------
    88,600   Policy Management Systems Corp.(a)                                     4,175,275
----------------------------------------------------------------------------------------------
    25,000   Rational Software Corp.(a)                                               390,625
----------------------------------------------------------------------------------------------
    51,400   SoftKey International Inc.(a)                                          1,619,100
----------------------------------------------------------------------------------------------
    54,400   Sterling Software, Inc.(a)                                             2,509,200
----------------------------------------------------------------------------------------------
    85,100   Symantec Corp.(a)                                                      2,068,993
----------------------------------------------------------------------------------------------
   120,000   Synopsys, Inc.(a)                                                      4,500,000
----------------------------------------------------------------------------------------------
                                                                                   77,224,818
----------------------------------------------------------------------------------------------

             CONGLOMERATES -- 1.48%

   110,000   Du Pont (E.I.) de Nemours & Co.                                        6,861,250
----------------------------------------------------------------------------------------------
    90,000   TRW Inc.                                                               5,917,500
----------------------------------------------------------------------------------------------
    45,300   Tyco International Ltd.                                                2,751,975
----------------------------------------------------------------------------------------------
                                                                                   15,530,725
----------------------------------------------------------------------------------------------

             CONTAINERS -- 0.18%

    69,200   Ball Corp.                                                             1,911,650
----------------------------------------------------------------------------------------------

             COSMETICS & TOILETRIES -- 0.52%

   106,000   General Nutrition, Inc.(a)                                             2,636,750
----------------------------------------------------------------------------------------------
    22,000   Gillette Co. (The)                                                     1,064,250
----------------------------------------------------------------------------------------------
    22,000   Procter & Gamble Co.                                                   1,782,000
----------------------------------------------------------------------------------------------
                                                                                    5,483,000
----------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                         MARKET VALUE

             ELECTRONIC COMPONENTS/MISCELLANEOUS -- 2.73%

    76,000   Anixter International, Inc.(a)                                     $   1,453,500
----------------------------------------------------------------------------------------------
    11,100   AVX Corp.                                                                345,488
----------------------------------------------------------------------------------------------
   255,000   Parker-Hannifin Corp.                                                  8,606,250
----------------------------------------------------------------------------------------------
    49,800   Philips Electronics N.V. -- New York Shares-ADR                        1,923,525
----------------------------------------------------------------------------------------------
    39,200   Symbol Technologies, Inc.(a)                                           1,367,100
----------------------------------------------------------------------------------------------
    80,100   Tektronix, Inc.                                                        4,745,925
----------------------------------------------------------------------------------------------
   305,800   Teradyne, Inc.(a)                                                     10,206,075
----------------------------------------------------------------------------------------------
                                                                                   28,647,863
----------------------------------------------------------------------------------------------

             ELECTRONIC/PC DISTRIBUTORS -- 0.96%

   125,000   Arrow Electronics, Inc(a)                                              6,343,750
----------------------------------------------------------------------------------------------
    75,000   Avnet, Inc.                                                            3,778,125
----------------------------------------------------------------------------------------------
                                                                                   10,121,875
----------------------------------------------------------------------------------------------

             FINANCE (CONSUMER CREDIT) -- 3.80%

    50,000   American Express Co.                                                   2,031,250
----------------------------------------------------------------------------------------------
   125,000   Countrywide Credit Industries, Inc.                                    2,765,625
----------------------------------------------------------------------------------------------
    80,200   Credit Acceptance Corp.                                                1,884,700
----------------------------------------------------------------------------------------------
    52,000   Dean Witter Discover & Co.                                             2,587,000
----------------------------------------------------------------------------------------------
    65,000   Federal Home Loan Mortgage Corp.                                       4,501,250
----------------------------------------------------------------------------------------------
     3,600   Federal National Mortgage Association                                    377,550
----------------------------------------------------------------------------------------------
   120,000   First USA, Inc.                                                        5,520,000
----------------------------------------------------------------------------------------------
   233,800   Green Tree Acceptance, Inc.                                            6,224,925
----------------------------------------------------------------------------------------------
   183,800   MBNA Corp.                                                             6,777,625
----------------------------------------------------------------------------------------------
    92,000   Medaphis Corp.(a)                                                      2,921,000
----------------------------------------------------------------------------------------------
   130,000   Mercury Finance Co.                                                    2,502,500
----------------------------------------------------------------------------------------------
    30,000   Student Loan Marketing Association                                     1,766,250
----------------------------------------------------------------------------------------------
                                                                                   39,859,675
----------------------------------------------------------------------------------------------

             FOOD PROCESSING -- 1.32%

    40,000   ConAgra, Inc.                                                          1,545,000
----------------------------------------------------------------------------------------------
   180,000   IBP, Inc.                                                             10,777,500
----------------------------------------------------------------------------------------------
    47,600   Lancaster Colony Corp.                                                 1,582,700
----------------------------------------------------------------------------------------------
                                                                                   13,905,200
----------------------------------------------------------------------------------------------

             FUNERAL SERVICES -- 0.91%

    88,700   Loewen Group, Inc.                                                     3,552,160
----------------------------------------------------------------------------------------------
   150,000   Service Corp. International                                            6,018,750
----------------------------------------------------------------------------------------------
                                                                                    9,570,910
----------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                         MARKET VALUE

             HOTELS/MOTELS -- 0.82%

    90,000   Hospitality Franchise Systems, Inc.(a)                             $   5,512,500
----------------------------------------------------------------------------------------------
   119,000   La Quinta Motor Inns, Inc.                                             3,064,250
----------------------------------------------------------------------------------------------
                                                                                    8,576,750
----------------------------------------------------------------------------------------------

             INSURANCE (MULTI-LINE PROPERTY) -- 1.13%

    85,000   ACE, Ltd.                                                              2,890,000
----------------------------------------------------------------------------------------------
    90,000   CIGNA Corp.                                                            8,921,250
----------------------------------------------------------------------------------------------
                                                                                   11,811,250
----------------------------------------------------------------------------------------------

             LEISURE & RECREATION -- 1.47%

    39,800   Avid Technology, Inc.(a)                                               1,741,250
----------------------------------------------------------------------------------------------
   113,900   Carnival Cruise Lines, Inc.                                            2,648,175
----------------------------------------------------------------------------------------------
   130,000   Eastman Kodak Co.                                                      8,141,250
----------------------------------------------------------------------------------------------
   100,000   Mattel, Inc.                                                           2,875,000
----------------------------------------------------------------------------------------------
                                                                                   15,405,675
----------------------------------------------------------------------------------------------

             MACHINE TOOLS -- 0.10%

    35,000   Kennametal Inc.                                                        1,089,375
----------------------------------------------------------------------------------------------

             MACHINERY (HEAVY) -- 0.95%

    55,200   Case Corp.                                                             2,104,500
----------------------------------------------------------------------------------------------
   200,000   Dover Corp.                                                            7,900,000
----------------------------------------------------------------------------------------------
                                                                                   10,004,500
----------------------------------------------------------------------------------------------

             MACHINERY (MISCELLANEOUS) -- 1.02%

   180,000   American Standard, Inc.(a)                                             4,815,000
----------------------------------------------------------------------------------------------
   127,500   Thermo Electron Corp.(a)                                               5,865,000
----------------------------------------------------------------------------------------------
                                                                                   10,680,000
----------------------------------------------------------------------------------------------

             MEDICAL (DRUGS) -- 5.32%

    65,000   Abbott Laboratories                                                    2,583,750
----------------------------------------------------------------------------------------------
    50,000   American Home Products Corp.                                           4,431,250
----------------------------------------------------------------------------------------------
    53,000   Amerisource Healthcorp(a)                                              1,444,250
----------------------------------------------------------------------------------------------
   141,000   Bristol-Meyers Squibb Co.                                             10,751,250
----------------------------------------------------------------------------------------------
   113,000   Cardinal Health, Inc.                                                  5,805,375
----------------------------------------------------------------------------------------------
    32,300   Elan Corp., PLC -- ADR(a)                                              1,296,038
----------------------------------------------------------------------------------------------
    15,600   Forest Laboratories, Inc.(a)                                             645,450
----------------------------------------------------------------------------------------------
    35,000   Johnson & Johnson                                                      2,852,500
----------------------------------------------------------------------------------------------
    83,700   Mallinckrodt Group, Inc.                                               2,908,575
----------------------------------------------------------------------------------------------
    27,000   Merck & Co., Inc.                                                      1,552,500
----------------------------------------------------------------------------------------------
   230,900   Mylan Laboratories, Inc.                                               4,387,100
----------------------------------------------------------------------------------------------
    50,000   Pfizer Inc.                                                            2,868,750
----------------------------------------------------------------------------------------------
   125,000   Schering-Plough Corp.                                                  6,703,125
----------------------------------------------------------------------------------------------
   150,000   Upjohn Co.                                                             7,612,500
----------------------------------------------------------------------------------------------
                                                                                   55,842,413
----------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                         MARKET VALUE

             MEDICAL (INSTRUMENTS/PRODUCTS) -- 2.92%

    27,500   Becton, Dickinson and Co.                                          $   1,787,500
----------------------------------------------------------------------------------------------
   156,700   Biomet Inc.(a)                                                         2,605,138
----------------------------------------------------------------------------------------------
   140,300   Boston Scientific Corp.(a)                                             5,910,138
----------------------------------------------------------------------------------------------
    30,000   Cordis Corp.(a)                                                        3,315,000
----------------------------------------------------------------------------------------------
    50,000   Medtronic, Inc.                                                        2,887,500
----------------------------------------------------------------------------------------------
    45,500   Nellcor Puritan Bennett, Inc.(a)                                       2,616,250
----------------------------------------------------------------------------------------------
    65,100   St. Jude Medical, Inc.(a)                                              3,466,575
----------------------------------------------------------------------------------------------
   330,000   United States Surgical Corp.                                           8,085,000
----------------------------------------------------------------------------------------------
                                                                                   30,673,101
----------------------------------------------------------------------------------------------

             MEDICAL (PATIENT SERVICES) -- 6.29%

   126,000   Apria Healthcare Group, Inc.(a)                                        2,724,750
----------------------------------------------------------------------------------------------
   182,800   Columbia/HCA Healthcare Corp.                                          8,980,050
----------------------------------------------------------------------------------------------
    42,400   Community Health Systems, Inc.(a)                                      1,346,200
----------------------------------------------------------------------------------------------
    90,000   Health Care & Retirement Corp.(a)                                      2,643,750
----------------------------------------------------------------------------------------------
   180,000   Health Management Associates, Inc.(a)                                  3,870,000
----------------------------------------------------------------------------------------------
   116,200   Healthsource, Inc.(a)                                                  6,158,600
----------------------------------------------------------------------------------------------
   381,100   Healthsouth Rehabilitation Corp.(a)                                    9,956,238
----------------------------------------------------------------------------------------------
    74,300   Horizon Healthcare Corp.(a)                                            1,504,575
----------------------------------------------------------------------------------------------
    76,600   Integrated Health Services, Inc.                                       1,752,225
----------------------------------------------------------------------------------------------
   158,000   Lincare Holdings Inc.(a)                                               3,930,250
----------------------------------------------------------------------------------------------
    43,200   Living Centers of America, Inc.(a)                                     1,117,800
----------------------------------------------------------------------------------------------
    88,000   Manor Care, Inc.                                                       2,882,000
----------------------------------------------------------------------------------------------
    42,600   Omnicare Inc.                                                          1,544,250
----------------------------------------------------------------------------------------------
   130,000   OrNda HealthCorp(a)                                                    2,291,250
----------------------------------------------------------------------------------------------
    40,000   Oxford Health Plans, Inc.(a)                                           3,130,000
----------------------------------------------------------------------------------------------
    17,000   Pacificare Health Systems, Inc. -- Class A(a)                          1,198,500
----------------------------------------------------------------------------------------------
   129,000   Sybron International Corp.(a)                                          5,482,500
----------------------------------------------------------------------------------------------
   200,000   Vencor, Inc.(a)                                                        5,550,000
----------------------------------------------------------------------------------------------
                                                                                   66,062,938
----------------------------------------------------------------------------------------------

             METALS -- 2.30%

   160,000   Aluminum Co. of America                                                8,160,000
----------------------------------------------------------------------------------------------
   133,400   Illinois Tool Works, Inc.                                              7,753,875
----------------------------------------------------------------------------------------------
   130,000   Phelps-Dodge Corp.                                                     8,238,750
----------------------------------------------------------------------------------------------
                                                                                   24,152,625
----------------------------------------------------------------------------------------------

             NATURAL GAS PIPELINE -- 0.74%

   200,000   Williams Companies, Inc. (The)                                         7,725,000
----------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                         MARKET VALUE
f

             OFFICE AUTOMATION -- 0.97%

   147,600   Danka Business Systems PLC -- ADR                                   $  4,944,600
----------------------------------------------------------------------------------------------
    40,000   Xerox Corp.                                                            5,190,000
----------------------------------------------------------------------------------------------
                                                                                   10,134,600
----------------------------------------------------------------------------------------------

             OFFICE PRODUCTS -- 0.52%

    51,500   Avery-Dennison Corp.                                                   2,304,625
----------------------------------------------------------------------------------------------
    89,300   Reynolds & Reynolds Co. -- Class A                                     3,181,312
----------------------------------------------------------------------------------------------
                                                                                    5,485,937
----------------------------------------------------------------------------------------------

             OIL & GAS (SERVICES) -- 2.99%

    70,000   Atlantic Richfield Co.                                                 7,472,500
----------------------------------------------------------------------------------------------
    80,000   British Petroleum Co. PLC -- ADR                                       7,060,000
----------------------------------------------------------------------------------------------
   120,000   Exxon Corp.                                                            9,165,000
----------------------------------------------------------------------------------------------
   360,000   Occidental Petroleum Corp.                                             7,740,000
----------------------------------------------------------------------------------------------
                                                                                   31,437,500
----------------------------------------------------------------------------------------------

             OIL EQUIPMENT & SUPPLIES -- 0.75%

   190,000   Halliburton Co.                                                        7,885,000
----------------------------------------------------------------------------------------------

             PAPER & FOREST PRODUCTS -- 0.76%

   150,000   Bowater, Inc.                                                          6,637,500
----------------------------------------------------------------------------------------------
    25,000   Champion International Corp.                                           1,337,500
----------------------------------------------------------------------------------------------
                                                                                    7,975,000
----------------------------------------------------------------------------------------------

             PUBLISHING -- 0.13%

    35,300   Harcourt General, Inc.                                                 1,398,763
----------------------------------------------------------------------------------------------

             RESTAURANTS -- 0.26%

    88,500   Outback Steakhouse, Inc.(a)                                            2,776,687
----------------------------------------------------------------------------------------------

             RETAIL (FOOD & DRUG) -- 1.90%

    70,800   Eckerd Corp.(a)                                                        2,805,450
----------------------------------------------------------------------------------------------
    78,000   Hannaford Bros. Co.                                                    2,037,750
----------------------------------------------------------------------------------------------
   169,200   Kroger Co.(a)                                                          5,647,050
----------------------------------------------------------------------------------------------
   200,000   Safeway Inc.(a)                                                        9,450,000
----------------------------------------------------------------------------------------------
                                                                                   19,940,250
----------------------------------------------------------------------------------------------

             RETAIL (STORES) -- 4.57%

   125,000   AutoZone, Inc.(a)                                                      3,093,750
----------------------------------------------------------------------------------------------
    29,400   Baby Superstore, Inc.(a)                                               1,389,150
----------------------------------------------------------------------------------------------
    49,700   Bed, Bath & Beyond, Inc.(a)                                            1,553,125
----------------------------------------------------------------------------------------------
   154,000   Circuit City Stores, Inc.                                              5,139,750
----------------------------------------------------------------------------------------------
   182,000   Consolidated Stores Corp.(a)                                           4,208,750
----------------------------------------------------------------------------------------------
   106,100   Dollar General Corp.                                                   2,599,450
----------------------------------------------------------------------------------------------
   103,000   Gap, Inc. (The)                                                        4,055,625
----------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                         MARKET VALUE

             Retail (Stores)-continued

   109,800   Gymboree Corp.(a)                                                   $   2,484,225
----------------------------------------------------------------------------------------------
    60,000   Heilig Meyers Co.                                                      1,102,500
----------------------------------------------------------------------------------------------
    25,000   Kohl's Corp.(a)                                                        1,134,375
----------------------------------------------------------------------------------------------
    57,200   Micro Warehouse, Inc.(a)                                               2,545,400
----------------------------------------------------------------------------------------------
   123,800   Office Depot, Inc.(a)                                                  3,543,775
----------------------------------------------------------------------------------------------
    97,100   Sports Authority, Inc. (The)(a)                                        2,111,925
----------------------------------------------------------------------------------------------
   150,000   Staples, Inc.(a)                                                       3,993,750
----------------------------------------------------------------------------------------------
    62,000   Talbots, Inc.                                                          1,503,500
----------------------------------------------------------------------------------------------
    35,100   Tandy Corp.                                                            1,733,062
----------------------------------------------------------------------------------------------
   129,900   Viking Office Products Inc.(a)                                         5,780,550
----------------------------------------------------------------------------------------------
                                                                                   47,972,662
----------------------------------------------------------------------------------------------

             SCIENTIFIC INSTRUMENTS -- 0.66%

   135,000   Varian Associates, Inc.                                                6,935,625
----------------------------------------------------------------------------------------------

             SEMICONDUCTORS -- 13.71%

   147,000   Altera Corp.(a)                                                        8,893,500
----------------------------------------------------------------------------------------------
   240,000   Analog Devices Inc.(a)                                                 8,670,000
----------------------------------------------------------------------------------------------
   300,000   Applied Materials, Inc.(a)                                            15,037,500
----------------------------------------------------------------------------------------------
    35,600   ASM Lithography Holding(a)                                             1,766,650
----------------------------------------------------------------------------------------------
   221,200   Atmel Corp.(a)                                                         6,912,500
----------------------------------------------------------------------------------------------
    85,300   Cirrus Logic, Inc.(a)                                                  3,593,262
----------------------------------------------------------------------------------------------
   150,000   Cypress Semiconductor Corp.(a)                                         5,287,500
----------------------------------------------------------------------------------------------
   200,000   Integrated Device Technology, Inc.(a)                                  3,800,000
----------------------------------------------------------------------------------------------
    50,000   Intel Corp.                                                            3,493,750
----------------------------------------------------------------------------------------------
   138,000   KLA Instruments Corp.(a)                                               5,899,500
----------------------------------------------------------------------------------------------
   146,000   LAM Research Corp.(a)                                                  8,887,750
----------------------------------------------------------------------------------------------
   133,000   Linear Technology Corp.                                                5,818,750
----------------------------------------------------------------------------------------------
   200,000   LSI Logic Corp.(a)                                                     9,425,000
----------------------------------------------------------------------------------------------
    27,900   Maxim Integrated Products, Inc.(a)                                     2,085,525
----------------------------------------------------------------------------------------------
   185,000   Micron Technology Inc.                                                13,065,625
----------------------------------------------------------------------------------------------
    25,000   Motorola, Inc.                                                         1,640,625
----------------------------------------------------------------------------------------------
    60,000   National Semiconductor Corp.(a)                                        1,462,500
----------------------------------------------------------------------------------------------
    65,000   Novellus Systems, Inc.(a)                                              4,476,875
----------------------------------------------------------------------------------------------
   105,000   Solectron Corp.(a)                                                     4,226,250
----------------------------------------------------------------------------------------------
    33,800   Tencor Instruments(a)                                                  1,440,725
----------------------------------------------------------------------------------------------
   200,000   Texas Instruments Inc.                                                13,650,000
----------------------------------------------------------------------------------------------
     2,200   Ultratech Stepper, Inc.(a)                                                88,000
----------------------------------------------------------------------------------------------
    74,000   Vishay Intertechnology, Inc.(a)                                        2,608,500
----------------------------------------------------------------------------------------------
   170,000   VLSI Technology Inc.(a)                                                3,995,000
----------------------------------------------------------------------------------------------
   168,000   Xilinx, Inc.(a)                                                        7,728,000
----------------------------------------------------------------------------------------------
                                                                                  143,953,287
----------------------------------------------------------------------------------------------

FINANCIALS

  SHARES                                                                         MARKET VALUE

             SHOES & RELATED APPAREL -- 1.24%

   194,000   NIKE Inc. -- Class B                                                $ 11,009,500
----------------------------------------------------------------------------------------------
    45,000   Nine West Group, Inc.(a)                                               2,002,500
----------------------------------------------------------------------------------------------
                                                                                   13,012,000
----------------------------------------------------------------------------------------------

             TELECOMMUNICATIONS -- 3.82%

    46,000   ADC Telecommunications, Inc.(a)                                        1,840,000
----------------------------------------------------------------------------------------------
    43,200   Allen Group, Inc.                                                      1,058,400
----------------------------------------------------------------------------------------------
   100,000   A T & T Corp.                                                          6,400,000
----------------------------------------------------------------------------------------------
    38,600   DSC Communications Corp.(a)                                            1,428,200
----------------------------------------------------------------------------------------------
    39,400   Glenayre Technologies, Inc.(a)                                         2,531,450
----------------------------------------------------------------------------------------------
    77,800   Nokia Corp -- ADR                                                      4,337,350
----------------------------------------------------------------------------------------------
    74,100   Northern Telecom Ltd.                                                  2,667,600
----------------------------------------------------------------------------------------------
    39,000   Octel Communications Corp.(a)                                          1,330,875
----------------------------------------------------------------------------------------------
   100,000   Scientific-Atlanta Inc.                                                1,237,500
----------------------------------------------------------------------------------------------
    28,200   StrataCom, Inc.(a)                                                     1,734,300
----------------------------------------------------------------------------------------------
   440,000   Telefonaktiebolaget L.M. Ericsson -- ADR                               9,398,136
----------------------------------------------------------------------------------------------
   104,000   Tellabs, Inc.(a)                                                       3,536,000
----------------------------------------------------------------------------------------------
    10,800   Transpro, Inc.(a)                                                        118,800
----------------------------------------------------------------------------------------------
    75,000   WorldCom, Inc.(a)                                                      2,446,875
----------------------------------------------------------------------------------------------
                                                                                   40,065,486
----------------------------------------------------------------------------------------------

             TELEPHONE -- 0.26%

    91,600   Cincinnati Bell, Inc.                                                  2,690,750
----------------------------------------------------------------------------------------------
                 Total Common Stocks                                            1,003,453,184
----------------------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENT -- 4.51%(b)
$47,390,469  Daiwa Securities America Inc., 5.90%, 11/01/95(c)                     47,390,469
----------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.08%                                       1,050,843,653
----------------------------------------------------------------------------------------------
             OTHER ASSETS LESS LIABILITIES -- (0.08)%                                (833,028)
----------------------------------------------------------------------------------------------
             NET ASSETS -- 100.00%                                             $1,050,010,625
  ============================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.

(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.

(c) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,601. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.

See Notes to Financial Statements.

FINANCIALS

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS:

Investments, at market value (cost $793,642,038)                              $1,050,843,653
--------------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                                 5,166,766
--------------------------------------------------------------------------------------------
  Capital stock sold                                                                  22,658
--------------------------------------------------------------------------------------------
  Dividends and interest                                                             529,136
--------------------------------------------------------------------------------------------
Investment for deferred compensation plan                                             12,412
--------------------------------------------------------------------------------------------
Other assets                                                                           6,626
--------------------------------------------------------------------------------------------
     Total assets                                                              1,056,581,251
--------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                                            5,596,600
--------------------------------------------------------------------------------------------
  Capital stock reacquired                                                           154,167
--------------------------------------------------------------------------------------------
  Deferred compensation                                                               12,412
--------------------------------------------------------------------------------------------
Accrued advisory fees                                                                571,703
--------------------------------------------------------------------------------------------
Accrued accounting service fees                                                        4,900
--------------------------------------------------------------------------------------------
Accrued directors' fees                                                                  967
--------------------------------------------------------------------------------------------
Accrued operating expenses                                                           229,877
--------------------------------------------------------------------------------------------
     Total liabilities                                                             6,570,626
--------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                   $1,050,010,625
============================================================================================

CAPITAL SHARES, $.01 PAR VALUE PER SHARE:

  Authorized                                                                   1,000,000,000
--------------------------------------------------------------------------------------------
  Outstanding                                                                     86,480,005
============================================================================================
Net asset value and redemption price per share                                $        12.14
============================================================================================

See Notes to Financial Statements.

FINANCIALS

STATEMENT OF OPERATIONS
For the Year Ended October 31, 1995

INVESTMENT INCOME:

Dividends                                                                       $  8,058,735
--------------------------------------------------------------------------------------------
Interest                                                                           1,150,005
--------------------------------------------------------------------------------------------
     Total investment income                                                       9,208,740
--------------------------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                                      5,719,169
--------------------------------------------------------------------------------------------
Custodian fees                                                                       126,109
--------------------------------------------------------------------------------------------
Transfer agent fees                                                                   23,419
--------------------------------------------------------------------------------------------
Accounting service fees                                                               60,994
--------------------------------------------------------------------------------------------
Directors' fees                                                                       12,048
--------------------------------------------------------------------------------------------
Other                                                                                337,963
--------------------------------------------------------------------------------------------
     Total expenses                                                                6,279,702
--------------------------------------------------------------------------------------------
Net investment income                                                              2,929,038
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES:

Net realized gain on sales of investment securities                               74,322,239
--------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                             169,626,929
--------------------------------------------------------------------------------------------
     Net gain on investment securities                                           243,949,168
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $246,878,206
============================================================================================

See Notes to Financial Statements.

FINANCIALS

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended October 31, 1995 and 1994

                                                                    1995             1994
OPERATIONS:

  Net investment income                                        $    2,929,038    $  7,489,641
---------------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities              74,322,239      30,323,385
---------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
     securities                                                   169,626,929     (31,641,947)
---------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations         246,878,206       6,171,079
---------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income               (7,935,485)     (6,514,217)
---------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains             (30,550,717)    (43,881,387)
---------------------------------------------------------------------------------------------
Net equalization credits                                            1,739,780       2,423,169
---------------------------------------------------------------------------------------------
Net increase from capital stock transactions                       74,806,153     101,293,556
---------------------------------------------------------------------------------------------
     Net increase in net assets                                   284,937,937      59,492,200
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                             765,072,688     705,580,488
---------------------------------------------------------------------------------------------
  End of period                                                $1,050,010,625    $765,072,688
=============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                   $  700,176,586     $625,370,433
---------------------------------------------------------------------------------------------
  Undistributed net investment income                              19,000,287      22,266,954
---------------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
     securities                                                    73,632,137      29,860,615
---------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities            257,201,615      87,574,686
---------------------------------------------------------------------------------------------
                                                               $1,050,010,625    $765,072,688
=============================================================================================

See Notes to Financial Statements.

FINANCIALS

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors of the Fund. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Equalization -- The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

NOTE 2 -- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the advisory agreement, the Fund pays AIM a fee at an annual rate of 1.0% of the first $10 million of the Fund's average daily net assets, 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. Under the terms of a sub-advisory agreement between AIM and NationsBank of Texas, N.A. ("NationsBank"), AIM pays NationsBank a fee at an annual rate of 0.50% of the first $10 million of the Fund's average daily net assets, 0.35% of the next $140 million of the Fund's average daily net assets, 0.225% of the next $550 million of the Fund's average daily net assets and 0.15% of the Fund's average daily net assets in excess of $700 million. These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

   The Fund, pursuant to an administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, the Fund reimbursed AIM $60,994 for such services.

   During the year ended October 31, 1995, the Fund paid legal fees of $4,569 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

   Substantially all shares of the Fund are held of record by State Street
Bank & Trust Company as custodian for Summit Investors Plans, a unit investment trust that is sponsored by A I M Distributors, Inc. (an affiliated company of AIM). Certain officers and directors of the Fund are officers of AIM and A I M Distributors, Inc.

NOTE 3 -- DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

FINANCIALS

NOTE 4 -- BANK BORROWINGS

The Fund has a $14,700,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995, was $1,096,638,136 and $1,081,422,456, respectively.
   The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities                       $270,162,529
---------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                      (13,025,219)
---------------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                             $257,137,310
=============================================================================================

Cost of investments for tax purposes is $793,706,343.

NOTE 6 -- CAPITAL STOCK

Changes in capital stock outstanding for the years ended October 31, 1995 and 1994 were as follows:

                                                       1995                      1994
                                              -----------------------   -----------------------
                                                SHARES       AMOUNT       SHARES       AMOUNT
                                              ----------  ------------  ----------  ------------
Sold                                          10,287,176  $101,899,889  11,078,117  $104,089,393
------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends            4,324,777    36,847,100   5,136,785    48,593,992
------------------------------------------------------------------------------------------------
Reacquired                                    (6,354,529)  (63,940,836) (5,457,028)  (51,389,829)
------------------------------------------------------------------------------------------------
                                               8,257,424  $ 74,806,153  10,757,874  $101,293,556
================================================================================================

FINANCIALS

NOTE 7 -- FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Fund share outstanding during each of the years in the two-year period ended October 31, 1995, the ten months ended October 31, 1993 and each of the years in the seven-year period ended December 31, 1992.

                                                             October 31,
                                               ------------------------------------
                                                  1995          1994        1993
                                               ----------     ---------    --------
Net asset value, beginning of period           $     9.78     $  10.46     $   9.64
---------------------------------------------  ----------     --------     --------
Income from investment operations:
  Net investment income                              0.04         0.10         0.09
---------------------------------------------  ----------     --------     --------
  Net gains (losses) on securities (both
    realized and unrealized)                         2.81        (0.04)        0.73
---------------------------------------------  ----------     --------     --------
    Total from investment operations                 2.85         0.06         0.82
---------------------------------------------  ----------     --------     --------
Less distributions:
  Dividends from net investment income              (0.10)       (0.10)          --
---------------------------------------------  ----------     --------     --------
  Distributions from capital gains                  (0.39)       (0.64)          --
---------------------------------------------  ----------     ---------    --------
    Total distributions                             (0.49)       (0.74           --
---------------------------------------------  ----------     --------     --------
Net asset value, end of period                 $    12.14     $   9.78     $  10.46
=============================================  ==========     ========     ========
Total return(b)                                     31.03%        0.61%        8.51%
=============================================  ==========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,050,011     $765,073     $705,580
=============================================  ==========     ========     ========
Ratio of expenses to average net assets              0.71%(c)     0.72%        0.79%(d)
=============================================  ==========     ========     ========
Ratio of net investment income to average net
  assets                                             0.33%(c)     1.04%        1.13%(d)
=============================================  ==========     ========     ========
Portfolio turnover rate                            126.00%      121.69%      115.76%
=============================================  ==========     ========     ========

                                                                                   December 31,
                                              -----------------------------------------------------------------------------------
                                                1992        1991         1990         1989       1988(a)      1987         1986
                                              --------    --------     --------     --------    --------     --------    --------
Net asset value, beginning of period          $  10.09    $   7.56     $   7.79     $   6.57     $  5.70     $   6.68    $   6.49
--------------------------------------------- --------    --------     --------     --------    --------     --------    --------
Income from investment operations:
  Net investment income                           0.11        0.14         0.15         0.16        0.16         0.09        0.08
--------------------------------------------- --------    --------     --------     --------    --------     --------    --------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.35        3.16        (0.08)        1.86        0.84        (0.40)       0.82
--------------------------------------------- --------    --------     --------     --------    --------     --------    --------
    TotaL from investment operations              0.46        3.30         0.07         2.02        1.00        (0.31)       0.90
--------------------------------------------- --------    --------     --------     --------    --------     --------    --------
Less distributions:
  Dividends from net investment income           (0.11)      (0.13)       (0.16)       (0.16)      (0.13)       (0.10)      (0.05)
--------------------------------------------- --------    --------     --------     --------    --------     --------    --------
  Distributions from capital gains               (0.80)      (0.64)       (0.14)       (0.64)         --        (0.57)      (0.66)
--------------------------------------------- --------    --------     --------     --------    --------     --------    --------
Total distributions                              (0.91)      (0.77)       (0.30)       (0.80)      (0.13)       (0.67)      (0.71)
--------------------------------------------- --------    --------     --------     --------    --------     --------    --------
Net asset value, end of period                $   9.64    $  10.09     $   7.56     $   7.79   $    6.57     $   5.70    $   6.68
============================================= ========    ========     ========     ========    ========     ========    ========
Total return(b)                                   4.50%      43.64%        0.93%       30.92%      17.65%       (4.66)%     14.05%
============================================= ========    ========     ========     ========    ========     ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $604,329    $517,835     $316,043     $262,655    $164,996     $101,541    $ 72,458
============================================= ========    ========     ========     ========    ========     ========    ========
Ratio of expenses to average net assets           0.76%       0.75%        0.80%        0.82%       1.04%        0.98%       1.16%
============================================= ========    ========     ========     ========    ========     ========    ========
Ratio of net investment income to average net
  assets                                          1.09%       1.48%        2.02%        2.14%       2.57%        1.06%       1.15%
============================================= ========    ========     ========     ========    ========     ========    ========
Portfolio turnover rate                          97.41%     109.04%      142.60%       97.26%     114.94%       81.99%     118.23%
============================================= ========    ========     ========     ========    ========     ========    ========

(a)  The Fund changed investment advisers on October 5, 1988.
(b) For periods less than one year, total return is not annualized.
(c)  Ratios are based on average net assets of $881,067,069.
(d) Annualized.

                                     PART C

                               OTHER INFORMATION


Item 24.     (a)   Financial Statements

                   In Part A:

                   Financial Highlights

                   In Part B:

                   Audited Financial Statements

                   (1)   Independent Auditors' Report


                   (2)   Schedule of Investments as of October 31, 1995



                   (3)   Statement of Assets and Liabilities as of October 31,
                         1995



                   (4) Statement of Operations for the fiscal year ended October 31, 1995



                   (5) Statement of Changes in Net Assets for the fiscal years ended October 31, 1995 and October 31, 1994


             (b)   Exhibits



Exhibit
Number       Description
--------     -----------------------------------------------------------------------------------------------------------
(1)   (a) -  Articles of Incorporation, of the Registrant, as filed with the State of Maryland on February 17, 1982, were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed on September 30,
             1982, and are filed electronically herewith.

      (b) -  Articles of Amendment to the Articles of Incorporation, as filed with the State of Maryland on September
             16, 1982, were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed on
             September 30, 1982, and are filed electronically herewith.

      (c) -  Articles of Amendment to the Articles of Incorporation, as filed with the State of Maryland on September
             30, 1982, are filed electronically herewith.

      (d) -  Articles of Amendment to the Articles of Incorporation, as filed with the State of Maryland on November 23,
             1988, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed on
             September 12, 1988, and are filed electronically herewith.

(2)   (a) -  By-Laws of the Registrant were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1 on Form
             N-1 filed on September 30, 1982.

      (b) -  Amended By-Laws of the Registrant as adopted on February 18, 1987 were filed as an Exhibit to Registrant's
             Post-Effective Amendment No. 10 on Form N-1A filed on April 28, 1989.

      (c) -  Amended By-Laws of the Registrant as adopted on May 24, 1988 were filed as an Exhibit to
             Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on April 28, 1989.

      (d) -  Amended and Restated By-Laws of the Registrant as adopted on June 11, 1989 were filed as an Exhibit to
             Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on April 30, 1990, and are filed electronically herewith.

      (e) -  First Amendment to the Amended and Restated By-Laws of the Registrant as adopted on May 3, 1991 was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on April 30, 1992, and is filed electronically herewith.

      (f) -  Second Amendment to the Amended and Restated By-Laws of the Registrant as adopted on March 14, 1995 is filed electronically herewith.

(3)       -  Voting Trust Agreement - None.

(4)       -  Form of Specimen certificate for shares of common stock of Registrant was filed as an Exhibit to
             Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed on September 30, 1982.

(5)   (a) -  Form of Investment Advisory Agreement, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed on September 12, 1988.

      (b) -  Investment Advisory Agreement, dated October 5, 1988, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on April 30, 1992.

      (c) -  Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on December 29,
             1993, and is filed electronically herewith.

      (d) -  Form of Sub-Advisory Agreement, between A I M Advisors, Inc. and NCNB Texas National Bank, was filed as an
             Exhibit to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed on September 12, 1988.

      (e) -  Sub-Advisory Agreement, dated October 5, 1988, between A I M Advisors, Inc. and NCNB Texas National Bank, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on April 30,
             1992.

      (f) -  Sub-Advisory Agreement, dated October 18, 1993, between A I M Advisors, Inc. and NationsBank of Texas,
             N.A., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on
             December 29, 1993, and is filed electronically herewith.

(6)   (a) -  Distribution Agreement, dated August 27, 1985, between Registrant and A I M Distributors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on April 28, 1986.

      (b) -  Distribution Agreement, dated October 18, 1993, between Registrant and A I M Distributors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on December 29, 1993, and is filed electronically herewith.

(7)   (a) -  Retirement Plan for Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-
             Effective Amendment No. 17 on Form N-1A filed on December 23, 1994.

       (b) -  Retirement Plan for Registrant's Non-Affiliated Directors, effective as of March 8, 1994, as restated
              September 18, 1995, is filed electronically herewith.

       (c) -  Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 23, 1994.

       (d) -  Form of Deferred Compensation Plan for Registrant's Non-Affiliated Directors as approved on December 5,
              1995, is filed electronically herewith.

 (8)   (a) -  Custodian Contract between Registrant and State Street Bank and Trust Company was filed as an Exhibit to
              Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on March 1, 1988.

       (b) -  Custodian Contract, dated March 7, 1988,  between Registrant and State Street Bank and Trust Company is
              filed electronically herewith.

       (c) -  Amendment No. 1 dated September 19, 1995, to the Custodian Contract dated March 7, 1988, between Registrant and State Street Bank and Trust Company is filed electronically herewith.

 (9)   (a) -  Transfer Agency Agreement was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 to
              Registrant's Registration Statement on Form N-1 filed on May 13, 1983.

       (b) -  Administrative Services Agreement, dated June 11, 1989, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on Form N- 1A filed on April 30, 1990.

       (c) -  Administrative Services Agreement, dated October 18, 1993, between the Registrant and A I M Advisors, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on December 29,
              1993, and is filed electronically herewith.

       (d) -  Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund
              Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed on December 29, 1993, and is filed electronically herewith.

  (d)(i)   -  Amendment No.1, dated May 11, 1994, to the Administrative Services Agreement dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's
              Post-Effective Amendment No. 17 on Form N-1A filed on December 23, 1994, and is filed electronically herewith.

 (d)(ii)   -  Amendment No. 2, dated July 1, 1994, to the Administrative Services Agreement dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's
              Post-Effective Amendment No. 17 on Form N-1A filed on December 23, 1994, and is filed electronically herewith.

(d)(iii)   -  Amendment No. 3, dated September 16, 1994, to the Administrative Services Agreement dated October 18,
              1993, between A I M Advisors, Inc. and A I M Fund Services, Inc. was filed as an Exhibit to
              Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 23, 1994, and is filed electronically herewith.

(d)(iv)    -  Amendment No. 4, dated November 1, 1994, to the Administrative Services Agreement dated November 1,
              1994, between A I M Advisors, Inc. and A I M Fund Services, Inc. is filed electronically herewith.

(10)  (a) -  Opinion and consent of Spengler Carlson Gubar Brodsky & Frischling, dated March 5, 1984, was filed as an
             Exhibit to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed on March 7, 1984, and is filed electronically herewith.

      (b) -  Opinion of Ballard Spahr Andrews & Ingersoll was filed as an Exhibit to Registrant's Rule 24f-2 Notice for the fiscal year ending October 31, 1995 on December 22, 1995.

(11)  (a) -  Consent of KPMG Peat Marwick LLP is filed electronically herewith.

      (b) -  Consent of Ballard Spahr Andrews & Ingersoll is filed electronically herewith.

(12)      -  Financial Statements - None.

(13)      -  Letter from A I M Distributors, Inc., dated September 24, 1992, re: initial capital was filed as an Exhibit to the Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed on September 30, 1982 and is filed electronically herewith.

(14)      -  Retirement Plan Documents - None.

(15)      -  Plans Pursuant to Rule 12b-1 under the Investment Company Act of 1940 - None.

(16)      -  Schedule of Performance Quotations - None.

(18)      -  Copy of Rule 18f-3 Plan - None.

(27)      -  Financial Data Schedule is filed electronically herewith.


Item 25.     Persons Controlled by or under Common Control With Registrant.

             Furnish a list or diagram or all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

             All of Registrant's issued and outstanding shares of Common Stock are owned of record by State Street Bank and Trust Company ("State Street") as custodian for Summit Investors Plans, a unit investment trust. State Street votes such shares in accordance with the instructions received from beneficial owners of Registrant's shares; and, as to shares for which no instructions are received, proportionately based upon the votes cast by beneficial owners who furnished instructions.

Item 26.     Number of Holders of Securities

             State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


                                    Number of Record Holders
             Title Class                February 1, 1996
             -----------            ------------------------
             Common Stock                      156


Item 27.     Indemnification

   State the general effect of any contract, arrangements or stature under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

   Under the terms of the Maryland General Corporation Law and the Registrant's Articles of Incorporation and By-laws, the Registrant may indemnify any person who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Articles of Incorporation and By-laws, which are incorporated herein by reference. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $15,000,000 limit of liability.

Item 28.     Business and Other Connections of Investment Advisor

   Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

             A I M Advisors, Inc.

             See Statement of Additional Information, Part B under headings "General Information About the Fund - Directors and Officers" for information concerning A I M Advisors, Inc.

             NationsBank of Texas, N.A.

             The names and principal occupations of the chief executive officer and each director of NationsBank of Texas, N.A. ("NationsBank Texas") are as follows:

             Hugh L. McColl, Jr.        Chief Executive Officer ("CEO"),
                                        NationsBank Texas, and NationsBank
                                        Texas Corporation; Chairman and CEO,
                                        NationsBank Corp.; CEO, NationsBank of
                                        North Carolina, South Carolina and
                                        Florida

             Timothy P. Hartman         Chairman, NationsBank Texas, N.A and
                                        NationsBank Texas Corporation; Vice
                                        Chairman, NationsBank Corp.


             James R. Erwin             Vice Chairman, NationsBank of Texas,
                                        N.A

             Joseph R. Musolino         Vice Chairman, NationsBank of Texas,
                                        N.A.



             Samuel J. Adkins, III      Executive Vice President, Nations Bank
                                        of Texas, N.A.


             Robert B. Lane             President, NationsBank Texas
                                        Corporation

             Kenneth W. Lewis           President, NationsBank Corp.;
                                        President, General Bank; Managing
                                        Director, NationsBank of North
                                        Carolina, South Carolina and Florida

             All of the foregoing persons may be reached c/o NationsBank of Texas, N.A., 901 Main Street, Dallas, Texas 75202.

Item 29.           Principal Underwriters

             (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter, depositor or investment advisor to the following investment companies:

                   AIM Equity Funds, Inc. (Retail Classes)
                   AIM Funds Group
                   AIM International Funds, Inc.
                   AIM Investment Securities Funds (Retail Class)
                   AIM Tax-Exempt Funds, Inc.
                   AIM Variable Insurance Funds, Inc.
                   Summit Investors Plans

             (b) The following information is furnished with respect to the officers and directors of A I M Distributors, Inc. the Registrant's principal underwriter.

 Name and Principal              Position and Offices with                         Position and Offices
 Business Address *              Principal Underwriter                                with Registrant
 -------------------             ------------------------                          ---------------------
 Charles T. Bauer                Chairman of the Board of Directors                Chairman & Director

 Michael J. Cemo                 President & Director                              None

 Gary T. Crum                    Director                                          Senior Vice President

 Robert H. Graham                Senior Vice President & Director                  President & Director

 James L. Salners                Senior Vice President & Director                  None

 John Caldwell                   Senior Vice President                             None

 W. Gary Littlepage              Senior Vice President                             None

 Gordon J. Sprague               Senior Vice President & Director                  None

 Michael C. Vessels              Senior Vice President                             None

 Lawrence E. Manierre            First Vice President                              None

 James E. Stueve                 First Vice President                              None

 Carol F. Relihan                Vice President                                    Vice President & Secretary





--------------------
* P.O. Box 4333
  Houston, TX 77210-4333
                                      6

 Name and Principal              Position and Offices with                         Position and Offices
 Business Address*               Principal Underwriter                                with Registrant
 ------------------              -------------------------                         --------------------
 Ofelia M. Mayo                  Vice President, General Counsel & Assistant       Assistant Secretary
                                 Secretary

 John J. Arthur                  Vice President & Treasurer                        Senior Vice President & Treasurer

 Charles R. Dewey                Vice President                                    None

 Sidney M. Dilgren               Vice President                                    None

 William H. Kleh                 Vice President                                    Senior Vice President

 Frank V. Serebrin               Vice President                                    None

 B. J. Thompson                  Vice President                                    None

 Robert D. Van Sant              Vice President                                    None

 David E. Hessel                 Assistant Vice President,                         None
                                 Assistant Treasurer & Controller

 Melville B. Cox                 Assistant Vice President                          Vice President

 Mary E. Gentempo                Assistant Vice President                          None

 Jeffrey L. Horne                Assistant Vice President                          None

 Kim T. Lankford                 Assistant Vice President                          None

 David L. Kite                   Assistant General Counsel & Assistant             Assistant Secretary
                                 Secretary

 Nancy L. Martin                 Assistant General Counsel & Assistant             Assistant Secretary
                                 Secretary

 Samuel D. Sirko                 Assistant General Counsel & Assistant             Assistant Secretary
                                 Secretary

 Kathleen J. Pflueger            Secretary                                         Assistant Secretary

 Stephen I. Winer                Assistant Secretary                               Assistant Secretary
             (c)   Not Applicable.


 Item 30.    Location of Accounts and Records

   With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

             A I M Advisors, Inc., 11 Greenway Plaza, Suite 1919, Houston, Texas 77046, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian and Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02105 and its partially owned subsidiary, Boston Financial Data Services, Inc., P.O. Box 8300, Boston, Massachusetts 02266-8300.


-----------------
* P.O. BOX 4333
Houston, TX 77210-4333

Item 31.     Management Services

    Furnish a summary of the substantive provisions of any management related service contract not discussed in Part I of this Form (because the contract was not believed to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

             None.

Item 32.     Undertakings.

             The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its annual report upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 23rd day of February 1996.


                                            REGISTRANT:    AIM SUMMIT FUND, INC.


                                        By:         /s/  Robert H. Graham
                                            ------------------------------------
                                                  Robert H. Graham, President

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



             SIGNATURE                                   TITLE                              DATE
             ---------                                   -----                              ----
       /s/ Charles T. Bauer                       Chairman & Director                    February 23, 1996
---------------------------------
          (Charles T. Bauer)

      /s/ Robert H. Graham                       President & Director                    February 23, 1996
---------------------------------            (Principal Executive Officer)
         (Robert H. Graham)

      /s/ Bruce L. Crockett                             Director                         February 23, 1996
---------------------------------
         (Bruce L. Crockett)

         /s/ Owen Daly II                               Director                         February 23, 1996
---------------------------------
            (Owen Daly II)

       /s/ Carl Frischling                              Director                         February 23, 1996
---------------------------------
          (Carl Frischling)

        /s/ John F. Kroeger                             Director                          February 23,1996
---------------------------------
           (John F. Kroeger)

      /s/ Lewis F. Pennock                              Director                          February 23, 1996
---------------------------------
         (Lewis F. Pennock)

       /s/ Ian W. Robinson                              Director                          February 23, 1996
---------------------------------
          (Ian W. Robinson)

       /s/ Louis S. Sklar                               Director                          February 23, 1996
---------------------------------
          (Louis S. Sklar)

        /s/ John J. Arthur                      Senior Vice President &                   February 23, 1996
---------------------------------            Treasurer (Principal Financial
           (John J. Arthur)                     and Accounting Officer)

                               INDEX TO EXHIBITS


Exhibit
Number
-------

   1(a) Articles of Incorporation, of the Registrant, as filed with the State of Maryland on February 17, 1982

   1(b) Articles of Amendment to the Articles of Incorporation, as filed with the State of Maryland on September 16, 1982

   1(c) Articles of Amendment to the Articles of Incorporation, as filed with the State of Maryland on September 30, 1982

   1(d) Articles of Amendment to the Articles of Incorporation, as filed with the State of Maryland on November 23, 1988

   2(d) Amended and Restated By-Laws of the Registrant as adopted on June 11, 1989

   2(e) First Amendment to the Amended and Restated By-Laws of the Registrant as adopted on May 3, 1991

   2(f) Second Amendment to the Amended and Restated By-Laws of the Registrant as adopted on March 14, 1995

   5(c) Investment Advisory Agreement, dated October 18, 1993, between Registrant and A I M Advisors, Inc.

   5(f) Sub-Advisory Agreement, dated October 18, 1993, between A I M Advisors, Inc. and NationsBank of Texas, N.A.

   6(b) Distribution Agreement, dated October 18, 1993, between Registrant and A I M Distributors, Inc.

   7(b) Retirement Plan for Registrant's Non-Affiliated Directors, effective as of March 8, 1994, as restated September 18, 1995

   7(d) Form of Deferred Compensation Plan for Registrant's Non-Affiliated Directors as approved on December 5, 1995

   8(b) Custodian Contract, dated March 7, 1988, between Registrant and State Street Bank and Trust Company

   8(c) Amendment No. 1 dated September 19, 1995, to the Custodian Contract dated March 7, 1988, between Registrant and State Street Bank and Trust Company

   9(c) Administrative Services Agreement, dated October 18, 1993, between the Registrant and A I M Advisors, Inc.

   9(d) Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc.

9(d)(i) Amendment No.1, dated May 11, 1994, to the Administrative Services Agreement dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc.

9(d)(ii) Amendment No. 2, dated July 1, 1994, to the Administrative Services Agreement dated October 18, 1993, between A I M Advisors, Inc. and A I M Fund Services, Inc.

9(d)(iii)   Amendment No. 3, dated September 16, 1994, to the Administrative
            Services Agreement dated October 18, 1993, between A I M Advisors,
            Inc. and A I M Fund Services, Inc.

9(d)(iv) Amendment No. 4, dated November 1, 1994, to the Administrative Services Agreement dated November 1, 1994, between A I M Advisors, Inc. and A I M Fund Services, Inc.

      10 Opinion and consent of Spengler Carlson Gubar Brodsky & Frischling, dated March 5, 1984

  11(a)     Consent of KPMG Peat Marwick LLP

  11(b)     Consent of Ballard Spahr Andrews & Ingersoll

     13 Letter from A I M Distributors, Inc., dated September 24, 1982 re: initial capital was filed as an Exhibit to the Registrant's Pre-Effective Amendment No. 1 on Form N-1 filed on September 30, 1982

     27     Financial Data Schedule